Spartan®

Arizona
Municipal

Funds

Annual Report

August 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Arizona Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Bleak economic news during the summer led to nearly across-the-board weakness in stock prices, which pulled several major equity indexes near or below their April 2001 lows. Through August 31, nearly every major sector of the market - from technology to financial services - had a negative year-to-date return. Fixed-income investments provided a cushion from the equity fallout, with most bond categories returning 6% to 9% so far this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan® Arizona Municipal Income	9.70%	36.18%	59.36%
LB Arizona 4 Plus Year Enhanced Municipal Bond	9.92%	39.65%	n/a*
Arizona Municipal Debt Funds Average	8.91%	32.67%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Arizona 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 43 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan Arizona Municipal Income	9.70%	6.37%	6.99%
LB Arizona 4 Plus Year Enhanced Municipal Bond	9.92%	6.91%	n/a*
Arizona Municipal Debt Funds Average	8.91%	5.81%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan Arizona Municipal Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by August 31, 2001, the value of the investment would have grown to $16,217 - a 62.17% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,615 - a 66.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Spartan Arizona Municipal Income Fund
Performance - continued

Total Return Components

	Years ended August 31,
	2001	2000	1999	1998	1997
Dividend returns	4.65%	4.85%	4.13%	4.55%	4.80%
Capital returns	5.05%	1.84%	-3.75%	2.61%	3.36%
Total returns	9.70%	6.69%	0.38%	7.16%	8.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended August 31, 2001	Past 1 month	Past 6 months	Past 1 Year
Dividends per share	3.83¢	23.60¢	47.50¢
Annualized dividend rate	4.03%	4.24%	4.35%
30-day annualized yield	3.46%	-	-
30-day annualized tax-equivalent yield	5.65%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.18 over the past one month, $11.04 over the past six months and $10.93 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.75% combined effective federal and state income tax bracket. The tax-equivalent yield also reflects that a portion of the fund's income was subject to state taxes, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Arizona Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

A three percentage point reduction in the fed funds target rate, abundant new issuance met by firm demand and generally steady tax-free returns paced the overall municipal bond market during the one-year period ending August 31, 2001. In that time, municipal bonds - as measured by the Lehman Brothers Municipal Bond Index - had a positive return in 10 of the past 12 months. For the overall 12-month period, the Lehman Brothers muni bond index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 10.19%. In response to the significant weakness in corporate profitability and subsequent volatility in U.S. equity markets, the Federal Reserve Board slashed key short-term interest rates seven times during the past year, lowering the fed funds target rate - the rate banks charge each other for overnight loans - from 6.50% at the outset of 2001 to 3.50% by the end of August, its lowest level since 1994. While the Fed's efforts had little initial effect in restoring order to the economy, municipal bond investors reacted favorably to the news. Although taxable bonds had a higher annual return in percentage terms - the Lehman Brothers Aggregate Bond Index, a benchmark of the overall taxable bond market, gained 12.35% during the past 12 months - municipal bonds compared favorably on an after-tax return basis.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period ending August 31, 2001, the fund had a total return of 9.70%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 8.91% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 9.92%.

Q. What was behind the fund's strong performance?

A. Falling interest rates provided a boost for the Arizona municipal bond market and were the primary contributor to the fund's returns during the past year. The Federal Reserve Board cut interest rates four times from March through August. Those actions, coupled with three cuts earlier in the year, brought short-term interest rates down to their lowest level since 1994. As interest rates declined, bond yields generally fell and most bond prices - which move in the opposite direction of yields - rose. The fund's outperformance of its peers was due in part to the fact that I kept its overall interest-rate sensitivity in line with the duration of the market as a whole, while focusing on valuation opportunities within the Arizona market.

Annual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Why was interest-rate sensitivity such an important factor?

A. There was a fair amount of interest-rate volatility during the period, making it somewhat perilous to have too much or too little sensitivity at the wrong time. At Fidelity, our approach is to emphasize security valuation across the maturity spectrum rather than speculate over the direction of interest rates. Although this approach occasionally may cause less favorable short-term performance comparisons, it has produced competitive long-term results.

Q. Arizona's economy has slowed in 2001. Have you altered your investment strategy in response to weaker conditions?

A. Not really, because entering the period I already had positioned the fund anticipating economic weakness. I maintained the fund's relatively high credit quality, with 90% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. In addition, approximately one-third of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. My emphasis on these investment-grade and insured bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive in the form of additional yield for their increased risk, especially given the potential for the economy to weaken further. I also continued to keep a smaller weighting - relative to the overall Arizona municipal market - in economically sensitive general obligation bonds. Instead, I favored bonds issued by entities backed by the revenues they generate, including recession-resilient sectors such as education and bonds backed by special taxes such as transportation.

Q. Were there any disappointments?

A. Yes, there were, and they related to the fund's positioning in high-quality investments. In recent months, some lower-quality bonds - particularly health care securities - outpaced higher quality bonds. Here's why: Lower-quality bonds typically carry higher yields as compensation for the fact that they can expose investors to more credit risk. As interest rates fell, increasing numbers of investors purchased higher-yielding, lower-quality bonds in search of higher levels of tax-free income. But given my view that the outperformance of lower-quality bonds would be short-lived as the economy weakened, I didn't alter my focus on high-quality bonds.

Q. What's your outlook for the Arizona municipal bond market?

A. With the events that took place on September 11, 2001, shortly after close of the period, it's extremely difficult to predict the market's short-term reaction and how the events will affect the U.S. economy over the longer term. What can be said is that the balance between supply and demand will be a dominant factor influencing the Arizona municipal bond market's performance over the near term. The supply of Arizona municipals has increased somewhat so far this year as issuers sought to lock in low interest rates by issuing new or refinancing older, more expensive debt. That trend may well continue throughout the balance of the year. Demand will depend on the asset allocation decisions of individuals and institutions, although the demand for high-quality Arizona bonds has been strong during most of the past year. That said, interest rates will be the key driver of municipal bond performance.

Annual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Arizona personal income tax

Fund number: 434

Trading symbol: FSAZX

Start date: October 11, 1994

Size: as of August 31, 2001, more than $50 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

Christine Thompson on the Arizona economy:

"As is the case with most states across the country, Arizona's economy has slowed significantly during the past year. The state's high-tech sector has been hit particularly hard as business spending slowed. The hotel and lodging industry also has experienced a drop-off in business as declining corporate profits have prompted corporations to rein in their spending on business conferences, conventions and other business activities. The manufacturing and the service sectors also have experienced slowing conditions. While jobs have been lost as these and other sectors make cutbacks, the state's job growth is faster than the nation as a whole. Fortunately, the residential real estate market has remained reasonably strong, despite rising unemployment."

  At the end of the period, the fund had 7.2% of net assets in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states. When the supply of Arizona municipals is limited or their prices expensive, the manager occasionally invests in Puerto Rico bonds.

Annual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	30.7	25.4
General Obligations	30.0	31.4
Electric Utilities	12.8	4.6
Health Care	8.5	8.4
Education	6.1	7.2
Average Years to Maturity as of August 31, 2001
		6 months ago
Years	10.5	11.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2001
6 months ago
Years	6.4	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of August 31, 2001 As of February 28, 2001

Aaa 53.1%	Aaa 53.4%
Aa, A 37.0%	Aa, A 43.2%
Baa 4.6%	Baa 3.4%
Not Rated 0.6%	Not Rated 0.0%
Short-term Investments 4.7%	Short-term Investments 0.0%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan Arizona Municipal Income Fund

Investments August 31, 2001

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - 92.3%
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series A, 6.25% 11/15/29	A3	$ 1,000,000	$ 1,049,020
(Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (e)	Aaa	330,000	362,172
Arizona Pwr. Auth. Pwr. Resources Rev. 5% 10/1/09	Aa2	1,000,000	1,077,120
Arizona School Facilities Board Rev. 5.25% 7/1/04	Aaa	415,000	440,855
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (d)	A2	500,000	525,325
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.):
Series 1993 A, 5.6% 7/1/03 (AMBAC Insured)	Aaa	1,500,000	1,579,125
Series A:
5.75% 7/1/05 (AMBAC Insured)	Aaa	400,000	437,132
6.5% 7/1/04 (AMBAC Insured)	Aaa	100,000	109,531
Series B, 6% 7/1/05 (AMBAC Insured)	Aaa	150,000	165,263
Arizona Trans. Board Hwy. Rev. 5.75% 7/1/19	Aa1	670,000	720,150
Arizona Univ. Rev. 6% 7/1/06	A1	1,000,000	1,112,900
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.):
Series A:
5.5% 11/1/09	A1	1,000,000	1,109,520
5.5% 11/1/10	A1	375,000	416,055
Series B, 6.3% 11/1/02 (MBIA Insured)	Aaa	200,000	205,106
Chandler Gen. Oblig.:
6.25% 7/1/10	Aa2	500,000	579,010
6.5% 7/1/10 (MBIA Insured)	Aaa	200,000	237,570
6.5% 7/1/11 (MBIA Insured)	Aaa	225,000	269,201
Chandler Wtr. & Swr. Rev. 5.5% 7/1/15 (MBIA Insured)	Aaa	1,000,000	1,058,560
Cochise County Unified School District #68 (Sierra Vista Proj.) Series B, 9% 7/1/02 (FGIC Insured)	Aaa	200,000	210,248
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (e)	AAA	150,000	169,773
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	Baa1	300,000	305,508
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.):
Series 1998 A, 5% 7/1/16	Baa2	$ 730,000	$ 655,347
Series A, 5% 7/1/03	Baa2	500,000	507,080
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	AA+	1,000,000	1,017,700
Maricopa County School District #1 Phoenix Elementary Second Series, 0% 7/1/05 (MBIA Insured)	Aaa	500,000	439,920
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	Aaa	200,000	219,062
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	Aaa	955,000	767,686
0% 1/1/10 (FGIC Insured)	Aaa	1,525,000	1,070,260
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	Aaa	500,000	382,565
Maricopa County School District #4 Mesa Univ. 5.25% 7/1/04 (FSA Insured)	Aaa	300,000	318,522
Maricopa County Unified School District #41 Gilbert 0% 1/1/06 (FGIC Insured)	Aaa	1,000,000	857,010
Maricopa County Unified School District #80 Chandler 6.6% 7/1/06 (FGIC Insured)	Aaa	400,000	456,888
Mesa Gen. Oblig. 5.7% 7/1/03 (FGIC Insured)	Aaa	250,000	263,630
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	Aaa	500,000	538,655
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	Aaa	500,000	598,225
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. (North Star Steel Co. Proj.) Series B, 5.5% 12/1/20 (d)	A+	250,000	250,660
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	A3	200,000	202,830
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (d)	Aaa	810,000	881,685
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev.:
5% 7/1/03 (d)	Aa2	500,000	519,450
5.25% 7/1/09 (d)	Aa2	400,000	431,616
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	Aa2	$ 560,000	$ 578,934
5.5% 7/1/11	Aa2	200,000	220,046
5.75% 7/1/15	Aa2	675,000	743,364
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	Aaa	340,000	385,030
5.75% 7/1/12 (FGIC Insured)	Aaa	1,250,000	1,407,463
5.75% 7/1/14 (FGIC Insured)	Aaa	1,000,000	1,119,660
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured) (Pre-Refunded to 7/1/10 @ 101) (e)	Aaa	1,500,000	1,742,520
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	Aaa	1,000,000	1,095,100
5.45% 7/1/19 (Pre-Refunded to 7/1/04 @ 102) (e)	Aa3	500,000	543,475
6.375% 7/1/05	Aa3	400,000	445,448
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	Aa1	1,485,000	1,722,273
Series A, 7.5% 7/1/08	Aa1	510,000	624,153
7.5% 7/1/04	Aa1	1,190,000	1,334,347
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	Aaa	250,000	261,688
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	Aaa	200,000	215,486
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	Aaa	250,000	314,370
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	Aaa	855,000	919,869
Scottsdale Gen. Oblig. 5.5% 7/1/09	Aaa	100,000	111,062
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07 (b)	Aa1	1,500,000	1,615,437
Scottsdale Street & Hwy. User Rev. 5.5% 7/1/07	Aa3	500,000	550,205
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	Aa1	150,000	176,364
Tempe Gen. Oblig. Series 2001 A, 6% 7/1/10	Aa1	600,000	690,546
Tempe Union High School District #213:
(1994 Proj.) Series B, 7% 7/1/03 (FGIC Insured)	Aaa	400,000	430,464
7% 7/1/08 (FGIC Insured)	Aaa	310,000	370,546
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Tucson Gen. Oblig.:
Series A, 6% 7/1/13	Aa2	$ 800,000	$ 931,208
6.75% 7/1/03 (FGIC Insured)	Aaa	200,000	214,610
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	Aaa	1,015,000	1,292,197
Series 1994 C, 7% 7/1/11 (FGIC Insured)	Aaa	500,000	618,320
Series A, 7% 7/1/11 (MBIA Insured)	Aaa	300,000	370,992
6% 7/1/10 (MBIA Insured)	Aaa	400,000	460,364
Tucson Wtr. Rev. Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	Aaa	200,000	233,120
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	Aaa	500,000	534,730
Univ. of Arizona Univ. Rev.:
5.25% 6/1/13 (FSA Insured)	Aaa	500,000	529,265
6.375% 6/1/05	A1	400,000	417,980
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (e)	-	265,000	293,935
Yuma Muni. Property Corp. Rev. 5% 7/1/13 (AMBAC Insured)	Aaa	750,000	790,598
			46,823,104
Puerto Rico - 7.2%
Puerto Rico Commonwealth Gen. Oblig. 5.5% 7/1/11 (FGIC Insured) (b)	Aaa	1,000,000	1,096,500
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series W, 5.5% 7/1/17	Baa1	100,000	103,087
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	500,000	541,690
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
Series 2000 C, 6% 7/1/29	Baa1	500,000	562,265
Series B, 6% 7/1/31	Baa1	250,000	280,740
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	Aaa	1,000,000	1,032,000
			3,616,282
TOTAL MUNICIPAL BONDS (Cost $47,792,439)			50,439,386
Municipal Notes - 4.9%
	Principal Amount	Value (Note 1)
Arizona - 4.9%
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) Series 2001, 4.35% tender 9/7/01, CP mode (d)	$ 500,000	$ 500,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 1994 B, 2.45%, LOC Morgan Guaranty Trust Co., NY, VRDN (c)	2,000,000	2,000,000
TOTAL MUNICIPAL NOTES (Cost $2,500,000)		2,500,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $50,292,439)		52,939,386
NET OTHER ASSETS - (4.4)%		(2,223,417)
NET ASSETS - 100%		$ 50,715,969
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	87.4%	AAA, AA, A	88.3%
Baa	4.6%	BBB	2.8%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	30.7%
General Obligations	30.0
Electric Utilities	12.8
Health Care	8.5
Education	6.1
Escrowed/Pre-Refunded	6.1
Water & Sewer	6.1
Others* (individually less than 5%)	(0.3)
100.0%
* Includes net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $24,297,124 and $9,478,207, respectively.
Income Tax Information

At August 31, 2001, the aggregate cost of investment securities for income tax purposes was $50,370,295. Net unrealized appreciation aggregated $2,569,091, all of which was related to appreciated investment securities.

During the fiscal year ended August 31, 2001, 100.00% of the fund's income dividends was free from federal income tax, and 7.32% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2001
Assets
Investment in securities, at value (cost $50,292,439) - See accompanying schedule		$ 52,939,386
Cash		1,678,776
Receivable for fund shares sold		78,140
Interest receivable		441,883
Other receivables		12,523
Total assets		55,150,708
Liabilities
Payable for investments purchased Regular delivery	$ 1,734,447
Delayed delivery	2,629,750
Distributions payable	47,985
Accrued management fee	22,557
Total liabilities		4,434,739
Net Assets		$ 50,715,969
Net Assets consist of:
Paid in capital		$ 48,052,824
Undistributed net investment income		3,646
Accumulated undistributed net realized gain (loss) on investments		12,552
Net unrealized appreciation (depreciation) on investments		2,646,947
Net Assets, for 4,504,663 shares outstanding		$ 50,715,969
Net Asset Value, offering price and redemption price per share ($50,715,969 ÷ 4,504,663 shares)		$11.26

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2001
Investment Income Interest		$ 1,967,807
Expenses
Management fee	$ 227,705
Non-interested trustees' compensation	143
Total expenses before reductions	227,848
Expense reductions	(56,615)	171,233
Net investment income		1,796,574
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		142,868
Change in net unrealized appreciation (depreciation) on investment securities		1,988,384
Net gain (loss)		2,131,252
Net increase (decrease) in net assets resulting from operations		$ 3,927,826

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2001	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,796,574	$ 1,376,478
Net realized gain (loss)	142,868	1,549
Change in net unrealized appreciation (depreciation)	1,988,384	625,970
Net increase (decrease) in net assets resulting from operations	3,927,826	2,003,997
Distributions to shareholders From net investment income	(1,800,929)	(1,375,127)
From net realized gain	(3,458)	(1,549)
In excess of net realized gain	-	(9,168)
Total distributions	(1,804,387)	(1,385,844)
Share transactions Net proceeds from sales of shares	20,187,018	14,362,543
Reinvestment of distributions	1,269,285	1,010,735
Cost of shares redeemed	(7,092,859)	(11,422,361)
Net increase (decrease) in net assets resulting from share transactions	14,363,444	3,950,917
Redemption fees	7,635	10,061
Total increase (decrease) in net assets	16,494,518	4,579,131
Net Assets
Beginning of period	34,221,451	29,642,320
End of period (including undistributed net investment income of $3,646 and $7,039, respectively)	$ 50,715,969	$ 34,221,451
Other Information Shares
Sold	1,843,285	1,380,229
Issued in reinvestment of distributions	115,926	96,992
Redeemed	(646,735)	(1,099,530)
Net increase (decrease)	1,312,476	377,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.720	$ 10.530	$ 10.980	$ 10.740	$ 10.460
Income from Investment Operations Net investment income	.472 B	.486 B	.458	.473	.483
Net realized and unrealized gain (loss)	.542	.189	(.412)	.279	.351
Total from investment operations	1.014	.675	.046	.752	.834
Less Distributions
From net investment income	(.475)	(.485)	(.458)	(.473)	(.484)
From net realized gain	(.001)	(.001)	(.016)	(.040)	(.070)
In excess of net realized gain	-	(.003)	(.024)	-	-
Total distributions	(.476)	(.489)	(.498)	(.513)	(.554)
Redemption fees added to paid in capital	.002	.004	.002	.001	.000
Net asset value, end of period	$ 11.260	$ 10.720	$ 10.530	$ 10.980	$ 10.740
Total Return A	9.70%	6.69%	0.38%	7.16%	8.16%
Ratios to Average Net Assets
Expenses before expense reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.41% C	.48% C	.54% C	.54% C	.53% C
Net investment income	4.32%	4.67%	4.21%	4.35%	4.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,716	$ 34,221	$ 29,642	$ 24,606	$ 19,766
Portfolio turnover rate	24%	37%	12%	25%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan AZ Municipal Money Market	3.23%	17.48%	25.80%
All Tax-Free Money Market Funds Average	3.00%	16.09%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 514 money market funds.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan AZ Municipal Money Market	3.23%	3.27%	3.38%
All Tax-Free Money Market Funds Average	3.00%	3.03%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Spartan Arizona Municipal Money Market Fund
Performance - continued

Yields

	9/3/01	5/28/01	2/26/01	11/27/00	8/28/00

Spartan Arizona Municipal Money Market	1.84%	2.81%	3.27%	3.93%	3.81%

All Tax-Free Money Market Funds Average	1.78%	2.59%	2.69%	3.72%	3.56%

Spartan Arizona Municipal Money Market - Tax-equivalent	3.02%	4.60%	5.34%	6.42%	6.21%

Portion of fund's income subject to state taxes	3.33%	7.28%	1.03%	7.44%	7.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.75%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

Annual Report

Spartan Arizona Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Arizona Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended August 31, 2001?

A. The backdrop shifted significantly over the course of the period. In mid-2000, data emerged showing that the U.S. economy was slowing, largely due to a series of hikes in short-term interest rates implemented by the Federal Reserve Board from mid-1999 through May 2000. This data indicated that the Fed had apparently achieved its goal of slowing growth to sustainable levels that would not spur inflation. However, economic growth slowed even more significantly than expected through the end of 2000 amid a decline in industrial production, diminished corporate spending, struggling stock markets and high energy prices. In response, the Fed started 2001 by implementing a surprise half-percentage point cut in the rate banks charge each other for overnight loans, known as the fed funds target rate, on January 3. From that point, the Fed embarked on an aggressive rate-cutting program, aiming to revive the economy as energy prices came off their peaks and inflation remained under control. The Fed lowered the target rate a total of seven times from January 2001 through the end of the period, bringing the rate from 6.50% at the beginning of the year to 3.50% at the end of August 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

A. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. This year, however, withdrawals in December were lower than anticipated, and inflows in January were higher than normal. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds.

Q. What was your strategy with the fund?

A. The typical approach when the Fed lowers short-term rates is to lengthen the average maturity of the fund in order to lock in higher yields before they decline. Over the course of the period, however, longer-term fixed-rate notes did not offer particular relative value, due to a combination of a lack of new issue supply and strong investor demand for money market securities. Within this backdrop, my focus was on finding pockets along the yield curve that looked to me to be the most attractive at given points in time. In September, December, January and April, yields reflected the effects of cash flows into and out of the money market more than the market's overall fundamental interest-rate outlook. In anticipation of and in response to these events, I moved the fund into and out of very short-term securities as their relative value improved or declined at those times. I also paid particular attention to events transpiring in California related to that neighboring state's power crisis. At this juncture, it appears that the utility problems in California should not negatively affect the Arizona money market.

Annual Report

Spartan Arizona Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2001, was 1.87%, compared to 3.82% 12 months ago. The more recent seven-day yield was the equivalent of a 3.06% taxable rate of return for Arizona investors in the 38.75% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2001, the fund's 12-month total return was 3.23%, compared to 3.00% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. The Fed remains vigilant, ready to intervene with lower rates to stimulate the economy should growth remain anemic. By doing so, the Fed appears ready to prevent the economy from falling into a full-blown recession. I believe we will see lower rates over the next few months, but looking out further to how the economy will fare next year, the picture is much more murky. The economy could improve, leading the Fed to abandon its easing monetary policy. As a result of this uncertainty, I intend to continue to look for attractive opportunities along the yield curve until I can get a better feel for how the economy might fare going forward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: Effective October 1, 2001, Mike Marchese became Portfolio Manager of Spartan Arizona Municipal Money Market Fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal income tax and Arizona personal income tax

Fund number: 433

Trading symbol: FSAXX

Start date: October 11, 1994

Size: as of August 31, 2001, more than $101 million

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

Annual Report

Spartan Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/01	% of fund's investments 2/28/01	% of fund's investments 8/31/00
0 - 30	83.8	79.4	93.1
31 - 90	0.0	0.0	2.8
91 - 180	2.1	17.5	0.0
181 - 397	14.1	3.1	4.1
Weighted Average Maturity
	8/31/01	2/28/01	8/31/00
Spartan Arizona Municipal Money Market Fund	45 Days	36 Days	21 Days
All Tax-Free Money Market Funds Average *	39 Days	38 Days	42 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2001	As of February 28, 2001
Variable Rate Demand Notes (VRDNs) 78.0%	Variable Rate Demand Notes (VRDNs) 75.8%
Commercial Paper (including CP Mode) 2.0%	Commercial Paper (including CP Mode) 2.8%
Tender Bonds 2.0%	Tender Bonds 2.1%
Municipal Notes 0.0%	Municipal Notes 6.2%
Other Investments 16.2%	Other Investments 12.0%
Net Other Assets 1.8%	Net Other Assets 1.1%

*Source: iMoneyNet, Inc.

Annual Report

Spartan Arizona Municipal Money Market Fund

Investments August 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 98.2%
	Principal Amount	Value (Note 1)
Arizona - 96.0%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 1,625,000	$ 1,625,000
Arizona Edl. Ln. Marketing Corp.:
Series 1990 A, 2.1% (MBIA Insured), VRDN (b)(e)	1,200,000	1,200,000
Series 1991 A, 2.15%, LOC State Street Bank & Trust Co., VRDN (b)(e)	10,000,000	10,000,000
Arizona Health Facilities Auth. Rev.:
(Arizona Health Care Proj.) Series 2000 B, 2.05% (FSA Insured), VRDN (b)	1,000,000	1,000,000
(Blood Sys., Inc. Proj.) Series 1995, 2.2%, LOC Bank One, Arizona NA, VRDN (b)	800,000	800,000
Arizona School Facilities Board Rev.:
Bonds 4.5% 7/1/02	2,535,000	2,571,047
Participating VRDN Series MSDW 00 497, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	1,100,000	1,100,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.):
Series 1998 A, 5% 7/1/02	1,500,000	1,530,587
Series A, 0% 7/1/02 (FGIC Insured)	1,700,000	1,660,349
Arizona Trans. Board Hwy. Rev. Participating VRDN Series MSDW 00 367, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	3,605,000	3,605,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 2.33%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	3,250,000	3,250,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.65%, tender 3/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)(e)	2,000,000	2,000,000
Coconino County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series 1996 A, 2.5%, LOC Barclays Bank PLC, VRDN (b)(e)	2,000,000	2,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 2.33%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	2,400,000	2,400,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,300,000	1,300,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Clayton Homes Proj.) Series 1998, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 2.17%, LOC Fannie Mae, VRDN (b)(e)	$ 1,999,675	$ 1,999,675
(Ranchwood Apt. Proj.) Series 2001 A, 2.12%, LOC Fannie Mae, VRDN (b)(e)	2,000,000	2,000,000
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Enviroc, Inc. Proj.) Series 2000 A, 4.875% 12/14/01 (AMBAC Guaranteed) (e)	1,000,000	1,000,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series PA 405, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,920,000	1,920,000
Phoenix Gen. Oblig. Participating VRDN Series PA 862R, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 2.15%, LOC Gen. Elec. Cap. Corp., VRDN (b)	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 2.1%, LOC Bank One, Arizona NA, VRDN (b)	4,000,000	4,000,000
(Independent Newspaper, Inc. Proj.) Series 2000, 2.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,040,000	1,040,000
(Marlyn Nutraceuticals Proj.) 2.35%, LOC Bank One, Arizona NA, VRDN (b)(e)	1,000,000	1,000,000
(Plastican Proj.) Series 1997, 2.15%, LOC Fleet Bank NA, VRDN (b)(e)	3,655,000	3,655,000
(V.A.W. of America Proj.) Series 1997, 2.25%, LOC Bank of America NA, VRDN (b)(e)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series 2001 1D, 2.75% 2/28/02 (e)	2,175,000	2,175,000
Participating VRDN:
Series Merlots 01 A23, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(f)	925,000	925,000
Series PT 1082, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	820,000	820,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 2.05% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	4,240,000	4,240,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 2.15%, LOC Chase Bank of Texas NA, VRDN (b)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 2.12%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 2.21% (Liquidity Facility Bank of New York NA) (b)(e)(f)	$ 1,990,000	$ 1,990,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds:
Series 2001 A3, 3.45% 4/15/02 (e)	1,000,000	1,000,000
Series 2001 A5, 3.35% 4/15/02	1,000,000	1,000,000
Participating VRDN Series RF 00 16, 2.21% (Liquidity Facility Bank of New York NA) (b)(e)(f)	850,000	850,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Salt River Proj.) Series A, 4.5% 1/1/02	1,100,000	1,106,107
Participating VRDN:
Series MSDW 00 208, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	2,495,000	2,495,000
Series MSDW 00 274, 2.09% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	5,000,000	5,000,000
Series 1997 A, 2.7% 9/7/01, CP	1,100,000	1,100,000
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds 2.7% 7/15/02 (Trinity Plus Fdg. Co. LLC Guaranteed) (e)	1,100,000	1,100,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 2.25%, LOC Bank of America NA, VRDN (b)(e)	1,300,000	1,300,000
Yavapai County Cmnty. College District Bonds 4.875% 7/1/02	1,100,000	1,119,488
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) Series 1993, 4.35% tender 9/7/01, CP mode (e)	960,000	960,000
(Oxycal Lab. Proj.) Series 1999 A, 2.35%, LOC Bank One, Arizona NA, VRDN (b)(e)	1,000,000	1,000,000
Yuma County Indl. Dev. Auth. Rev. (Meadowcraft, Inc. Proj.) Series 1997, 2.25%, LOC Bank of America NA, VRDN (b)(e)	3,000,000	3,000,000
		97,762,253
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 2.2%
Fidelity Municipal Cash Central Fund, 2.44% (c)(d)	2,304,233	$ 2,304,233
TOTAL INVESTMENT PORTFOLIO - 98.2%		100,066,486
NET OTHER ASSETS - 1.8%		1,786,817
NET ASSETS - 100%		$ 101,853,303
Total Cost for Income Tax Purposes $ 100,066,486
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At August 31, 2001, the fund had a capital loss carryforward of approximately $39,000 of which $34,000 and $5,000 will expire on August 31, 2008 and 2009, respectively.

During the fiscal year ended August 31, 2001, 100.00% of the fund's income dividends was free from federal income tax, and 55.37% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 100,066,486
Cash		1,433,683
Receivable for investments sold on a delayed delivery basis		1,004,495
Receivable for fund shares sold		29,721
Interest receivable		392,975
Other receivables		9,506
Total assets		102,936,866
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,000,217
Payable for fund shares redeemed	27,222
Distributions payable	12,167
Accrued management fee	43,957
Total liabilities		1,083,563
Net Assets		$ 101,853,303
Net Assets consist of:
Paid in capital		$ 101,892,163
Accumulated undistributed net realized gain (loss) on investments		(38,860)
Net Assets, for 101,865,381 shares outstanding		$ 101,853,303
Net Asset Value, offering price and redemption price per share ($101,853,303 ÷ 101,865,381 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2001
Investment Income Interest		$ 3,858,071
Expenses
Management fee	$ 526,149
Non-interested trustees' compensation	379
Total expenses before reductions	526,528
Expense reductions	(32,435)	494,093
Net investment income		3,363,978
Net Realized Gain (Loss) on Investments		38
Net increase in net assets resulting from operations		$ 3,364,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2001	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 3,363,978	$ 3,458,058
Net realized gain (loss)	38	(15,144)
Net increase (decrease) in net assets resulting from operations	3,364,016	3,442,914
Distributions to shareholders from net investment income	(3,363,978)	(3,458,058)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	85,549,799	113,958,442
Reinvestment of distributions from net investment income	3,175,224	3,239,350
Cost of shares redeemed	(92,575,592)	(102,135,902)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,850,569)	15,061,890
Total increase (decrease) in net assets	(3,850,531)	15,046,746
Net Assets
Beginning of period	105,703,834	90,657,088
End of period	$ 101,853,303	$ 105,703,834

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.032	.034	.028	.034	.033
Less Distributions
From net investment income	(.032)	(.034)	(.028)	(.034)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	3.23%	3.50%	2.84%	3.41%	3.39%
Ratios to Average Net Assets
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.36%	.35%
Expenses net of all reductions	.47% C	.50%	.50%	.36%	.35%
Net investment income	3.19%	3.46%	2.79%	3.36%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,853	$ 105,704	$ 90,657	$ 94,523	$ 88,134

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2001

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. The Board of Trustees approved a change in the name of the money market fund from Spartan Arizona Municipal Money Market Fund to Fidelity Arizona Municipal Money Market Fund. This change will be effective October 31, 2001. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Arizona. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium, is accrued as earned.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective September 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and money market fund, respectively. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $436 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund - continued

securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each fund's expenses. During the period these credits reduced the income fund's and the money market fund's expenses by $56,615 and $32,435, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Fund and Spartan Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Spartan Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2001, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust and Fidelity Union Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 5, 2001

Annual Report

Distributions

The Board of Trustees of Spartan Arizona Municipal Income Fund voted to pay on October 9, 2001, to shareholders of record at the opening of business on October 5, 2001, a distribution of $.015 per share derived from capital gains realized from sales of portfolio securities.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Norman U. Lind, Vice President -
Money Market Fund

Boyce I. Greer, Vice President -
Money Market Fund

Christine J. Thompson, Vice President -
Income Fund

David L. Murphy, Vice President -
Income Fund

Dwight D. Churchill, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

* Independent trustees

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-ANN-1001 145577
1.536826.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Bleak economic news during the summer led to nearly across-the-board weakness in stock prices, which pulled several major equity indexes near or below their April 2001 lows. Through August 31, nearly every major sector of the market - from technology to financial services - had a negative year-to-date return. Fixed-income investments provided a cushion from the equity fallout, with most bond categories returning 6% to 9% so far this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Municipal Money Market	3.29%	17.27%	35.32%
All Tax-Free Money Market Funds Average	3.00%	16.09%	32.60%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 514 money market funds.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Municipal Money Market	3.29%	3.24%	3.07%
All Tax-Free Money Market Funds Average	3.00%	3.03%	2.86%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	9/3/01	5/28/01	2/26/01	11/27/00	8/28/00
Fidelity Municipal Money Market Funds	2.05%	2.85%	3.32%	3.97%	3.81%
All Tax-Free Money Market Funds Average	1.78%	2.59%	2.69%	3.72%	3.56%
Fidelity Municipal Money Market Fund Tax-Equivalent	3.18%	4.42%	5.15%	6.16%	5.91%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which assumes you're in the 35.5% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Norm Lind became Portfolio Manager of Fidelity Municipal Money Market Fund on May 1, 2001.

Q. Norm, what was the investment environment like during the 12 months that ended August 31, 2001?

A. The backdrop shifted significantly over the course of the period. In mid-2000, data emerged showing that the U.S. economy was slowing, largely due to a series of hikes in short-term interest rates implemented by the Federal Reserve Board from mid-1999 through May 2000. This data indicated that the Fed had apparently achieved its goal of slowing growth to sustainable levels that would not spur inflation. However, economic growth slowed even more significantly than expected through the end of 2000 amid a decline in industrial production, diminished corporate spending, struggling stock markets and high energy prices. In response, the Fed started 2001 by implementing a surprise half-percentage point cut in the rate banks charge each other for overnight loans, known as the fed funds target rate, on January 3. From that point, the Fed embarked on an aggressive rate-cutting program, aiming to revive the economy as energy prices came off their peaks and inflation remained under control. The Fed lowered the target rate a total of seven times from January 2001 through the end of the period, bringing the rate from 6.50% at the beginning of the year to 3.50% at the end of August 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

A. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. This year, however, withdrawals in December were lower than anticipated, and inflows in January were higher than normal. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds.

Q. What was your strategy with the fund?

A. The typical approach when the Fed lowers short-term rates is to lengthen the average maturity of the fund in order to lock in higher yields before they decline. Over the course of the period, however, longer-term fixed-rate notes did not offer particular relative value, due to a combination of a lack of new issue supply and strong investor demand for money market securities. Within this backdrop, my focus was on finding pockets along the yield curve that looked to me to be the most attractive at given points in time. In September, December, January and April, yields reflected the effects of cash flows into and out of the money markets more than the market's overall fundamental interest-rate outlook. In anticipation of and in response to these events, I moved the fund into and out of very short-term securities as their relative value improved or declined at those times.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2001, was 2.09%, compared to 3.82% 12 months ago. The latest yield was the equivalent of a 3.24% taxable yield for investors in the 35.50% federal tax bracket. Through August 31, 2001, the fund's 12-month total return was 3.29%, compared to 3.00% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. The Fed remains vigilant, ready to intervene with lower rates to stimulate the economy should growth remain anemic. By doing so, the Fed appears ready to prevent the economy from falling into a full-blown recession. I believe we will see lower rates over the next few months, but, looking out further to how the economy will fare next year, the picture is much more murky. The economy could improve, leading the Fed to abandon its easing monetary policy. As a result of this uncertainty, I intend to continue to look for attractive opportunities along the yield curve until I can get a better feel for how the economy might fare going forward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: tax-free income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 010

Trading symbol: FTEXX

Start date: January 2, 1980

Size: as of August 31, 2001, more than $9.8 billion

Manager: Norm Lind, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/01	% of fund's investments 2/28/01	% of fund's investments 8/31/00
0 - 30	75.6	76.1	83.4
31 - 90	11.7	8.5	9.0
91 - 180	5.4	7.2	3.4
181 - 397	7.3	8.2	4.2
Weighted Average Maturity
	8/31/01	2/28/01	8/31/00
Fidelity Municipal Money Market Fund	37 Days	38 Days	27 Days
All Tax-Free Money Funds Average *	39 Days	38 Days	42 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2001	As of February 28, 2001
Variable Rate Demand Notes (VRDNs) 64.0%	Variable Rate Demand Notes (VRDNs) 69.5%
Commercial Paper (including CP Mode) 18.5%	Commercial Paper (including CP Mode) 14.3%
Tender Bonds 3.1%	Tender Bonds 4.3%
Municipal Notes 5.1%	Municipal Notes 7.2%
Other Investments 7.4%	Other Investments 4.4%
Net Other Assets 1.9%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 98.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.1%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Gazebo East Proj.) Series 1991 B, 2.3%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	$ 3,130	$ 3,130
(Sundown Apts. Proj.) Series 2000 E, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	18,790	18,790
Alabama Indl. Dev. Auth. Rev. (Southern Ionics Proj.) 2.25%, LOC Southtrust Bank NA, VRDN (b)(e)	2,400	2,400
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	11,345	11,345
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 2.15%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	5,400	5,400
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 2.25%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Decatur Indl. Dev. Board Indl. Dev. Rev. (Monsanto Co. Proj.) Series 1996, 2.25%, VRDN (b)(e)	1,900	1,900
Huntsville Health Care Auth. Rev. Series 1998, 2.11%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	6,100	6,100
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 2.25%, LOC Wachovia Bank NA, VRDN (b)(e)	6,100	6,100
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	3,255	3,255
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.) 2.07%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	6,380	6,380
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.11%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	15,400	15,400
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 2.25%, LOC Southtrust Bank NA, VRDN (b)(e)	765	765
Phenix City Indl. Dev. Board Envir. Impt. Rev. Bonds (Mead Coated Board Proj.) Series 1988, 3.25% tender 9/13/01, LOC ABN-AMRO Bank NV, CP mode (e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 2.25%, LOC Bank of America NA, VRDN (b)(e)	$ 1,150	$ 1,150
Tuscaloosa County Indl. Dev. Auth. Rev. (Hanna Steel Co. Proj.) 2.3%, LOC Bank of America NA, VRDN (b)(e)	650	650
		111,265
Alaska - 1.2%
Alaska Arpt. Participating VRDN Series Merlots 99 I, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,500	7,500
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 2.11% (Liquidity Facility Bank of America NA) (b)(g)	9,285	9,285
Series FRRI 00 N13, 2.1% (Liquidity Facility Bank of New York NA) (b)(g)	7,500	7,500
Series FRRI 98 2, 2.05% (Liquidity Facility Bank of New York NA) (b)(g)	5,600	5,600
Series FRRI 99 2, 2.05% (Liquidity Facility Commerzbank AG) (b)(g)	2,400	2,400
Series Merlots 99 D, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,900	12,900
Series PT 505, 2.08% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	7,395	7,395
Alaska Indl. Dev. & Export Auth. Rev. (Fairbanks Gold Mining Proj.) Series 1997, 2.07%, LOC Bank of Nova Scotia, VRDN (b)(e)	44,800	44,800
Valdez Marine Term. Rev.:
Participating VRDN Series MSDW 98 146, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	15,500	15,500
(Atlantic Richfield Co. Proj.) Series 1994 B, 2.1%, VRDN (b)	7,850	7,850
		120,730
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Blood Sys., Inc. Proj.) Series 1995, 2.2%, LOC Bank One, Arizona NA, VRDN (b)	6,620	6,620
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.65%, tender 3/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(e)	15,400	15,400
Flagstaff Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) 4.35% tender 9/7/01, CP mode (e)	2,100	2,100
(Citizens Communications Co. Proj.) Series 1997, 3.75%, VRDN (b)(e)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) Series 1988, 4.1% tender 9/27/01, CP mode (e)	$ 8,000	$ 8,000
(Clayton Homes Proj.) Series 1998, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 2.12%, LOC Fannie Mae, VRDN (b)(e)	4,830	4,830
(Sands Apts. Proj.) Series 2001 A, 2.12%, LOC Fannie Mae, VRDN (b)(e)	3,435	3,435
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series 2001 1E, 2.75% 2/28/02 (e)	7,905	7,905
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1993 E, 4.35% tender 9/7/01, CP mode (e)	17,860	17,860
Navajo County Indl. Dev. Auth. Ind. Rev. (Citizens Communications Co. Proj.):
Series 1997 B, 3.75%, VRDN (b)(e)	4,995	4,995
Series 1997, 3.5%, VRDN (b)(e)	5,120	5,120
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2001 B, 3.2% 10/12/01, LOC Dexia Cr. Local de France, CP	15,000	15,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 2.15%, LOC Gen. Elec. Cap. Corp., VRDN (b)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 2.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,900	1,900
(Marlyn Nutraceuticals Proj.) 2.35%, LOC Bank One, Arizona NA, VRDN (b)(e)	3,300	3,300
(Plastican Proj.) Series 1997, 2.15%, LOC Fleet Bank NA, VRDN (b)(e)	2,470	2,470
(V.A.W. of America Proj.) Series 1997, 2.25%, LOC Bank of America NA, VRDN (b)(e)	1,100	1,100
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series 2001 1D, 2.75% 2/28/02 (e)	7,000	7,000
Participating VRDN Series Merlots 01 A23, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,105	2,105
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 2.15%, LOC Fannie Mae, VRDN (b)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 2.21% (Liquidity Facility Bank of New York NA) (b)(e)(g)	12,305	12,305
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series RF 00 16, 2.21% (Liquidity Facility Bank of New York NA) (b)(e)(g)	$ 4,720	$ 4,720
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds (Salt River Proj.) Series A, 4.5% 1/1/02	3,650	3,670
Series 1997 A:
3.2% 9/10/01, CP	15,500	15,500
3.2% 9/12/01, CP	5,000	5,000
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds 2.7% 7/15/02 (Trinity Plus Fdg. Co. LLC Guaranteed) (e)	3,900	3,900
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.):
Series 1993, 4.35% tender 9/7/01, CP mode (e)	6,500	6,500
Series 1997, 4.35% tender 9/7/01, CP mode (e)	4,500	4,500
(Oxycal Lab. Proj.) Series 1999 A, 2.35%, LOC Bank One, Arizona NA, VRDN (b)(e)	2,900	2,900
		186,735
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 2.25%, LOC Bank of America NA, VRDN (b)(e)	3,400	3,400
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,095	7,095
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	5,200	5,200
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.) Series 1992, 2.07%, LOC Suntrust Bank, VRDN (b)(e)	15,800	15,800
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 2.25%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) Series 1996, 2.11%, LOC Commerzbank AG, VRDN (b)(e)	21,850	21,850
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 2.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,795	2,795
West Memphis Indl. Dev. Rev. (Proform Co. LLC Proj.) Series 1996, 2.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	975	975
		62,615
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - 1.2%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln. Prog.):
Series 2001 II A1, 2.1%, LOC State Street Bank & Trust Co., VRDN (b)(e)	$ 10,000	$ 10,000
Series 2001 II A2, 2.08%, LOC State Street Bank & Trust Co., VRDN (b)(e)	10,000	10,000
Series 2001 II A3, 2.1%, LOC State Street Bank & Trust Co., VRDN (b)(e)	8,000	8,000
California Higher Ed. Student Ln. Auth. Rev. Bonds:
Series 1987 C, 2.88%, tender 6/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	17,500	17,500
Series 1994 A, 2.87%, tender 6/3/02, LOC State Street Bank & Trust Co. (b)(e)	10,000	10,000
Series A4, 3.2%, tender 4/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	7,500	7,500
Series E5, 2.85%, tender 6/3/02, LOC Student Ln. Marketing Assoc. (b)(e)	13,000	13,000
California Student Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Series 1994 A, 2.92%, tender 6/1/02, LOC State Street Bank & Trust Co. (b)(e)	6,000	6,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 2.65% 10/9/01, CP	15,600	15,600
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. 2.65% 11/8/01, LOC Bank of America NA, LOC Bayerische Landesbank Girozentrale, CP	15,000	15,000
Orange County Hsg. Fin. Auth. Participating VRDN Series EGL 96 C0906, 2.13% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	3,970	3,970
		116,570
Colorado - 2.5%
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 2.3%, LOC Fannie Mae, VRDN (b)(e)	8,300	8,300
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2.15%, LOC Bank One, Colorado NA, VRDN (b)	13,900	13,900
Colorado Hsg. & Fin. Auth. Participating VRDN Series Merlots 01 A20, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,095	6,095
Colorado Hsg. Fin. Auth. Rev. Participating VRDN:
Series BA 96 E, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,550	4,550
Series FRRI 00 A4, 2.15% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. Fin. Auth. Rev. Participating VRDN: - continued
Series Putters 120, 2.14% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(e)(g)	$ 7,865	$ 7,865
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 2.11% (Liquidity Facility Societe Generale) (b)(g)	11,480	11,480
Colorado Student Oblig. Auth.:
Series 1999 A2, 2.1% (AMBAC Insured), VRDN (b)(e)	13,400	13,400
Series 1999 A3, 2.1% (AMBAC Insured), VRDN (b)(e)	7,300	7,300
Denver City & County Arpt. Rev.:
Bonds Series 1997 A, 2.5% tender 10/19/01, LOC Bayerische Landesbank Girozentrale, CP mode (e)	17,300	17,300
Participating VRDN:
Series FRRI 01 F12, 2.1% (Liquidity Facility Bank of New York NA) (b)(g)	5,000	5,000
Series FRRI A73, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	9,750	9,750
Series Merlots 97 Q, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,600	6,600
Series MSDW 98 153, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	21,580	21,580
Series PA 762, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PA 764R, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PT 249, 2.13% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	6,050	6,050
Series 2000 A, 3.2% 9/13/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP (e)	8,000	8,000
Series 2000 B, 2.1% (MBIA Insured), VRDN (b)(e)	19,900	19,900
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 2.1%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)(e)	27,580	27,580
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 2.35%, LOC Bank One, Colorado NA, VRDN (b)(e)	1,120	1,120
Jefferson County Ctfs. of Prtn. Bonds 7.125% 12/1/10 (MBIA Insured) (Pre-Refunded to 12/1/01 @ 101) (f)	12,000	12,235
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 2.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,160	8,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Summit County School District #RE1 TAN 3.05% 6/28/02	$ 10,670	$ 10,704
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 2.3%, LOC Fannie Mae, VRDN (b)(e)	4,510	4,510
		248,269
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 2.6%, VRDN (b)(e)	7,700	7,700
Series 1988, 2.6%, VRDN (b)(e)	4,300	4,300
Series 1993 C, 2.15%, VRDN (b)	2,000	2,000
Series 1994, 2.6%, VRDN (b)(e)	15,000	15,000
Series 1999 A, 2.25%, VRDN (b)	3,200	3,200
Series 1999 B, 2.35%, VRDN (b)(e)	5,500	5,500
(Philip Morris Co., Inc. Proj.) Series 1992, 2.15%, VRDN (b)	3,300	3,300
Delaware Gen. Oblig. Participating VRDN Series ROC 00 9, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	9,215	9,215
Delaware Hsg. Auth. Rev. Participating VRDN Series EGL 96 C0801, 2.13% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	4,835	4,835
		55,050
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC II 99 10, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,905	5,905
Series ROC II 99 12, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,420	6,420
District of Columbia Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series 2001 B, 3.4% 10/1/01 (e)	13,700	13,700
Participating VRDN Series CDC 00 I, 2.15% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	5,885	5,885
District of Columbia Hsg. Fin. Agcy. Multi Family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	8,825	8,825
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 2.26% (Liquidity Facility Bank of New York NA) (b)(e)(g)	8,280	8,280
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 2.17%, LOC Bank One NA, VRDN (b)(e)	13,105	13,105
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 2.2%, LOC Crestar Bank, VRDN (b)(e)	$ 6,750	$ 6,750
(Fort Lincoln New Town/Premdist LLC Proj.) Series 2000, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	7,200	7,200
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	12,300	12,300
Series ROC II 99 5, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	9,505	9,505
Metro Washington Arpts. Auth. Rev. Series 1999 A, 2.75% 10/16/01, LOC Bank of America NA, CP (e)	2,000	2,000
Metro. Washington Arpts. Auth. Gen. Arpt. Rev.:
Series B, 3.25% 10/16/01 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP (e)	8,000	8,000
2.55% 9/12/01 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP (e)	9,800	9,800
Metro. Washington Arpts. Auth. PFC Rev.:
Series 1999 B, 3.2% 10/26/01, LOC Bank of America NA, CP (e)	17,100	17,100
Series A:
3.2% 9/20/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	19,600	19,600
3.25% 9/10/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	14,900	14,900
2.5% 9/12/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	19,400	19,400
Metropolitan Washington Arpt. Auth. Sys. Rev. Participating VRDN:
Series ROC II R54, 2.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,665	3,665
Series ROC II R94, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	7,600	7,600
		199,940
Florida - 3.7%
Broward County Arpt. Sys. Rev. Participating VRDN Series Putters 207, 2.09% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(e)(g)	6,820	6,820
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 2.21% (Liquidity Facility Bank of New York NA) (b)(e)(g)	12,175	12,175
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Participating VRDN Series EGL 01 0902, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 12,300	$ 12,300
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MSDW 00 317, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	10,035	10,035
Florida Local Govt. Fin. Auth. Rev.:
Series A, 2.4% 9/7/01, LOC First Union Nat'l. Bank, North Carolina, CP	13,161	13,161
Series B, 2.75% 10/7/01, LOC First Union Nat'l. Bank, North Carolina, CP (e)	6,500	6,500
Florida State Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 2.6% (Liquidity Facility Societe Generale) (b)(g)	24,300	24,300
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series B, 2.5% 9/4/01 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP (e)	13,193	13,193
Jacksonville Elec. Auth. Rev.:
Participating VRDN Series Merlots 00 FF, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,695	4,695
Series C1, 3.2% 10/12/01, CP	6,500	6,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.2% tender 9/14/01, CP mode	8,600	8,600
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 C, 2.8% tender 9/10/01, CP mode	18,700	18,700
Series 1985 D, 2.8% tender 9/10/01, CP mode	10,700	10,700
Series 1992 B, 2.8% tender 9/10/01, CP mode	10,200	10,200
Series 1995 A:
2.6% tender 10/5/01, CP mode	8,100	8,100
2.8% tender 9/10/01, CP mode	1,600	1,600
Series 1997 B:
2.75% tender 9/6/01, CP mode	11,600	11,600
2.8% tender 9/10/01, CP mode	26,905	26,905
Miami-Dade County Gen. Oblig. Series A:
2.65% 10/10/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (e)	8,300	8,300
2.65% 10/16/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (e)	8,018	8,018
3.25% 9/13/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (e)	21,000	21,000
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,560	6,560
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Hsg. Rev. (West Point Villas Apt. Proj.) Series 2000 F, 2.15%, LOC Fannie Mae, VRDN (b)(e)	$ 5,750	$ 5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 2.3%, LOC Nat'l. City Bank, VRDN (b)(e)	1,500	1,500
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Bonds Series A2, 3.25% 10/1/01 (e)	18,000	18,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 2.15%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	3,600	3,600
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A, 2.6% tender 1/15/02, CP mode	30,200	30,200
Sunshine State Govt. Fing. Commission Rev.:
Series C:
2.65% 10/9/01 (FGIC Insured), CP (e)	13,400	13,400
2.75% 9/11/01 (AMBAC Insured), CP	3,000	3,000
Series D:
2.65% 2/12/02 (FGIC Insured) (AMBAC Insured), CP	23,815	23,815
2.75% 9/6/01 (FGIC Insured) (AMBAC Insured), CP	7,500	7,500
2.4% 10/1/01 (AMBAC Insured), CP	10,960	10,960
		367,687
Georgia - 4.8%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. (Philip Morris Co. Proj.) 2.14%, VRDN (b)	9,590	9,590
Albany Gen. Oblig. TAN 3.9% 12/31/01	5,000	5,001
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,000	5,000
Series MSDW 00 313, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	4,090	4,090
Series MSDW 00 375, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	14,345	14,345
Series PA 677R, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,730	5,730
Atlanta Urban Residential Fin. Auth. Multi-family Rev.:
(Brentwood Creek Apts. Proj.) Series 1999, 2.2%, LOC Suntrust Bank, VRDN (b)	4,720	4,720
(Carver Redev. Proj.) Series 2000, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	7,000	7,000
(Villages of Cascade Proj.) Series 1997 A, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 2.2%, LOC Suntrust Bank, VRDN (b)(e)	$ 5,100	$ 5,100
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	13,100	13,100
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 2.2%, LOC Danske Bank AS, VRDN (b)(e)	3,500	3,500
Clayton County Hsg. Auth. Multi-family Hsg. Rev. (Hyde Park Club Apts. Proj.) Series 1997, 2.1%, LOC Fannie Mae, VRDN (b)(e)	12,400	12,400
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 2.25%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	1,500	1,500
Cobb County Dev. Auth. Rev. (Kennesaw State Univ. Proj.):
Series 2001 A, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	37,755	37,755
Series 2001 B, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	17,940	17,940
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 2001, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	6,400	6,400
Dawson County Dev. Auth. (Phillips & Brooks/Gladwin, Inc. Proj.) Series 1999, 2.2%, LOC Bank of America NA, VRDN (b)(e)	2,200	2,200
De Kalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Lenox Pointe Proj.) Series 1996 A, 2.15%, LOC Southtrust Bank NA, VRDN (b)	8,305	8,305
(Villas of Friendly Heights Proj.) Series 2001, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	3,575	3,575
De Kalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 2.25%, LOC Comerica Bank, Texas, VRDN (b)(e)	2,500	2,500
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 2.15%, LOC Suntrust Bank, VRDN (b)	12,800	12,800
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 2.125%, LOC Southtrust Bank NA, VRDN (b)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Georgia Gen. Oblig.:
Bonds:
Series 2001 A, 4% 7/1/02	10,920	11,040
Series 2001 B, 4% 7/1/02	6,570	6,642
Series F, 6.5% 12/1/01	6,200	6,248
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Gen. Oblig.: - continued
Participating VRDN Series ROC 00 18, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	$ 10,395	$ 10,395
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series PT 504, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,910	6,910
Georgia Muni. Elec. Auth.:
Bonds (Gen. Resolution Projs.) Series 1985 B, 3.2% tender 9/12/01, LOC Morgan Guaranty Trust Co., NY, CP mode	13,000	13,000
Series A, 2.75% 9/6/01, LOC Bayerische Landesbank Girozentrale, LOC Wachovia Bank NA, CP	5,150	5,150
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,595	4,595
Georgia Port Auth. Rev. (Colonel's Island Term. Proj.) 2.2%, LOC Suntrust Bank, VRDN (b)(e)	2,700	2,700
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	2,200	2,200
(Network Publications Proj.) Series 8, 2.2%, LOC Bank of America NA, VRDN (b)	2,100	2,100
(O'Neal Steel, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	600	600
(Shepherd Construction Co., Inc. Proj.) 2.2%, LOC Suntrust Bank, VRDN (b)(e)	600	600
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 2.23%, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 2.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,500	2,500
Jenkins County Dev. Auth. Indl. Rev. (Metal Industries, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
Lafayette Dev. Auth. Rev. (The Dixie Group Proj.) Series 1998, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	2,795	2,795
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	16,200	16,200
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 2.08% (Liquidity Facility Societe Generale) (b)(g)	13,605	13,605
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 2.25%, LOC Bank One NA, Michigan, VRDN (b)(e)	$ 2,905	$ 2,905
Richmond County Dev. Auth. Solid Waste Disp. Rev.:
(Evergreen Nylon LLC Proj.) 2.15%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,600	3,600
(Evergreen Nylon Recycling Proj.) Series 1998, 2.15%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	40,500	40,500
Rockdale County TAN 3.4% 12/28/01	10,100	10,106
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 2.2%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	7,165	7,165
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.2%, VRDN (b)(e)	1,500	1,500
(Kaolin Term., Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	7,750	7,750
Savannah Hsg. Auth. Multi-family Hsg. Rev. (Live Oak Plantation Proj.) Series 2001 A1, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	10,000	10,000
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 2.135%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	15,400	15,400
Vienna Dev. Auth. Indl. Dev. Rev. (Mid-Georgia Processing Co. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	3,200	3,200
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 2.15%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	11,700	11,700
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 2.15%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 2.2%, LOC Suntrust Bank, VRDN (b)	2,545	2,545
		474,262
Hawaii - 1.1%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series BS 01 147 Class A, 2.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(g)	11,185	11,185
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Arpts. Sys. Rev. Participating VRDN: - continued
Series ROC II R60, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	$ 9,395	$ 9,395
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.):
Series 1988 B, 4.35% tender 9/7/01, CP mode (e)	5,600	5,600
Series 1988 C, 3.7% tender 9/26/01, CP mode (e)	2,500	2,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Bonds (Citizens Communications The Gas Co. Proj.) Series 2000, 4.35% tender 9/7/01, CP mode (e)	19,600	19,600
Participating VRDN Series PA 795R, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,000	8,000
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	6,470	6,470
Series MSDW 01 485, 2.09% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	7,430	7,430
Hawaii Hsg. & Cmnty. Dev. Corp. Participating VRDN:
Series BA 00 M, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	16,015	16,015
Series PA 706R, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,630	5,630
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN:
Series Merlots 01 A15, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,820	9,820
Series PT 574, 2.13% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	9,595	9,595
		111,240
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Participating VRDN:
Series PA 145A, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,990	1,990
Series PT 1152, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,115	5,115
Series PT 247, 2.18% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	2,810	2,810
		9,915
Illinois - 8.4%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 2.11%, LOC Fannie Mae, VRDN (b)(e)	12,300	12,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 2.2%, LOC Fannie Mae, VRDN (b)(e)	$ 2,000	$ 2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 2.2%, LOC Bank One NA, Chicago, VRDN (b)(e)	35,400	35,400
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.21% (Liquidity Facility Bank of America NA) (b)(g)	18,690	18,690
Series Merlots 00 A4, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,845	4,845
Series Merlots 01 A47, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,100	6,100
Series Merlots 97 E, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,700	8,700
Series MSDW 01 467, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,000	3,000
Series Putters 199, 2.11% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(g)	10,610	10,610
Series SGA 98, 2.1% (Liquidity Facility Societe Generale) (b)(g)	7,820	7,820
Chicago Gen. Oblig.:
Bonds Series A, 4.25%, tender 10/25/01, LOC Landesbank Hessen-Thuringen (b)	32,300	32,300
Participating VRDN Series EGL 00 1308, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,135	4,135
(Enterprise Ctr. VII Proj.) Series 1992, 2.2%, LOC Bank One, Illinois NA, VRDN (b)(e)	7,200	7,200
(Flying Food Fare Midway Proj.) 2.25%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Chicago Midway Arpt. Rev. (American TransAir Proj.) Series 1999, 2.3%, LOC Bank One, Indiana NA, VRDN (b)(e)	5,000	5,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	32,670	32,670
Series BA 99 X1, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	5,295	5,295
Series Merlots 01 A85, 2.25% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,815	5,815
Series ROC II R67, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	2,495	2,495
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R69, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	$ 18,070	$ 18,070
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Participating VRDN Series FRRI 00 L28, 2.1% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	7,000	7,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 2.05%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	22,000	22,000
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,470	12,470
Chicago Single Family Mtg. Rev.:
Bonds Series 2001 B, 3.25% 3/1/02 (e)	9,000	9,000
Participating VRDN:
Series FRRI 00 L12, 2.05% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	6,475	6,475
Series Merlots 00 A31, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	1,265	1,265
Series PT 448, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,125	5,125
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,200	9,200
Series Merlots 97 V, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 2.11%, LOC Bank One NA, Chicago, VRDN (b)(e)	15,080	15,080
Cook & Kelb County Unified School District #300 Participating VRDN Series EGL 00 1310, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	14,850	14,850
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	16,850	16,850
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Bonds (William Rainey Harper College Proj.) Series A, 4.25% 12/1/01	4,825	4,836
Du Page County Gen. Oblig. Participating VRDN:
Series Merlots 00 A9, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,765	9,765
Series Merlots 01 A74, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,810	5,810
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Fulton Indl. Dev. Rev. (JT Cullen Co., Inc. Proj.) 2.15%, LOC Firstar Bank NA, VRDN (b)(e)	$ 4,270	$ 4,270
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,600	2,600
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (Citizens Communications Co. Proj.) Series 1997, 4.35% tender 9/7/01, CP mode (e)	8,225	8,225
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 2.3%, LOC Lasalle Bank NA, VRDN (b)(e)	2,482	2,482
(Overton Gear & Tool Corp. Proj.) Series 1994, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	880	880
(Quality Screw & Nut Co. Proj.) Series 2000 A, 2.35%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	5,250	5,250
(R&R Enterprises 2nd Proj.) Series 1999 A, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	5,920	5,920
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Illinois Pwr. Co. Proj.):
Series 1997 A, 2.15% (MBIA Insured), VRDN (b)(e)	40,500	40,500
Series 1997 B, 2.3% (MBIA Insured), VRDN (b)(e)	36,600	36,600
Series 1997 C, 2.2% (MBIA Insured), VRDN (b)(e)	15,200	15,200
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series A, 2.15% (Bank of America NA Guaranteed), VRDN (b)	19,055	19,055
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
Illinois Edl. Facilities Auth. Rev. Participating VRDN Series EGL 98 1302, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	11,600	11,600
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series Merlots 97 U, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,040	9,040
Series PA 896R, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,895	6,895
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1302, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Series EGL 00 1304, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	9,100	9,100
Series Merlots 01 A45, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,785	8,785
Series MSDW 98 143, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series Putters 133, 2.11% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	$ 7,560	$ 7,560
Series ROC 00 10, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	12,365	12,365
Illinois Health Facilities Auth. Rev.:
Bonds:
(SSM Health Care Proj.) Series 1998 B, 2.65% tender 11/14/01 (MBIA Insured) (Liquidity Facility Bank of America NA), CP mode	2,210	2,210
Series PA 848R, 2.6%, tender 2/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	5,190	5,190
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 2.15% (MBIA Insured), VRDN (b)	18,305	18,305
(Resurrection Health Care Proj.) Series 1999 A, 2.55% (FSA Insured), VRDN (b)	2,200	2,200
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series Merlots 00 W, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,995	7,995
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 2.2%, LOC Citibank NA, New York, VRDN (b)(e)	4,500	4,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	19,275	19,275
Series Merlots 01 A48, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,000	9,000
Series Merlots 01 A69, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	11,915	11,915
Series SG 3, 2.13% (Liquidity Facility Societe Generale) (b)(g)	4,000	4,000
Series SGB 19, 2.11% (Liquidity Facility Societe Generale) (b)(g)	8,675	8,675
Illinois Sports Facilities Auth. Participating VRDN Series Merlots 00 A36, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,695	2,695
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 2.1%, LOC Bank of America NA, VRDN (b)(e)	14,700	14,700
Series 1997 A, 2.1%, LOC Bank One NA, Chicago, VRDN (b)(e)	5,100	5,100
Series 1998 A, 2.1% (MBIA Insured) (BPA Bank of America NA), VRDN (b)(e)	7,200	7,200
Series AI, 2.1% (MBIA Insured), VRDN (b)(e)	16,505	16,505
Series AII, 2.1% (MBIA Insured), VRDN (b)(e)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 2.12%, LOC Freddie Mac, VRDN (b)(e)	$ 3,800	$ 3,800
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.) Series 1997 A, 2.6% (Shell Oil Co. Guaranteed), VRDN (b)(e)	1,600	1,600
Metro Pier & Exposition Auth. Rev. Participating VRDN Series EGL 00 1306, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	10,520	10,520
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Participating VRDN Series MSDW 00 296, 2.09% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,495	2,495
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,445	4,445
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 2.13%, LOC Fannie Mae, VRDN (b)(e)	2,730	2,730
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	1,600	1,600
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 2.13%, LOC Bank One, Texas NA, VRDN (b)(e)	8,100	8,100
Univ. of Illinois Rev. Participating VRDN:
Series Merlots 00 S, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,500	3,500
Series SG 65, 2.08% (Liquidity Facility Societe Generale) (b)(g)	2,705	2,705
Vernon Hills Indl. Dev. Rev. (Accurate Transmissions Proj.) 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,340	4,340
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 2.25%, LOC Bank of America NA, VRDN (b)(e)	6,080	6,080
Will County Exempt Facilities Rev. (BP Amoco Chemical Corp. Proj.) Series 2000, 2.6% (BP PLC Guaranteed), VRDN (b)(e)	3,300	3,300
Will-Kankakee Reg'l. Dev. Auth. Indl. Dev. Rev. (Unimast, Inc. Proj.) Series 2000, 2.2%, LOC Citibank NA, New York, VRDN (b)(e)	3,000	3,000
		829,358
Indiana - 3.8%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 2.2%, LOC Fed. Home Ln. Bank of New York, VRDN (b)(e)	6,400	6,400
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 2.35%, LOC Societe Generale, VRDN (b)(e)	7,600	7,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	$ 4,450	$ 4,450
Connersville Econ. Dev. Rev. (Inland Southern Corp. Proj.) Series 1997, 2.1%, LOC Bank of America NA, VRDN (b)(e)	1,080	1,080
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,900	2,900
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 2.45%, LOC Old Kent Bank, Michigan, VRDN (b)(e)	1,560	1,560
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 2.17%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	6,200	6,200
Fort Wayne Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.3%, VRDN (b)	13,800	13,800
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 2.12%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,159	2,159
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 2.35%, LOC Deutsche Bank AG, VRDN (b)(e)	4,000	4,000
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	97,100	97,349
Indiana Dev. Auth. Solid Waste Disp. Rev. Bonds (Pure Air on the Lake Proj.):
Series 1990 A:
2.8% tender 9/10/01, LOC Landesbank Hessen-Thuringen, CP mode (e)	14,700	14,700
3.2% tender 9/14/01, LOC Landesbank Hessen-Thuringen, CP mode (e)	10,500	10,500
Series 1991 A, 2.8% tender 9/10/01, LOC Landesbank Hessen-Thuringen, CP mode (e)	18,000	18,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 2.2%, LOC Bank One NA, Michigan, VRDN (b)	15,000	15,000
Indiana Hsg. Fin. Auth. Participating VRDN:
Series Merlots 00 B6, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,120	4,120
Series Merlots 97 H, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	8,300	8,300
Series PT 246, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,440	5,440
Series ROC II R99, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	7,335	7,335
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Office Bldg. Commission Cap. Complex Rev. Series A, 2.65% 1/18/02 (Liquidity Facility Bank One NA, Michigan), CP	$ 34,000	$ 34,000
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 2.1% (Liquidity Facility Societe Generale) (b)(g)	7,435	7,435
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 2.35%, LOC Bank One, Indiana NA, VRDN (b)(e)	520	520
Kendallville Indl. Dev. Rev. (Philip Morris Co., Inc. Proj.) Series 1993, 2.15%, VRDN (b)	2,475	2,475
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 2.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	2,000	2,000
Logansport Indl. Dev. Rev. (Nelson Tube Co. Proj.) Series 1996, 2.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,260	1,260
Morristown Envir. Impt. Rev. (Eftec, Inc. Proj.) Series 2000, 2.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	7,700	7,700
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 2.25%, LOC Bank of America NA, VRDN (b)(e)	2,800	2,800
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series B, 2.05% (AMBAC Insured), VRDN (b)	29,300	29,300
Porter County Indl. Jail Bldg. Corp. Participating VRDN:
Series Merlots 01 A43, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,180	7,180
Series Merlots 01 A58, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,445	9,445
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.) Series 1998 A, 2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	9,000	9,000
Scottsburg Indl. Dev. Rev. (Multi-Color Corp. Proj.) 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 3.2% tender 9/13/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,200	4,200
Series 1985 L2, 2.9% tender 10/5/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,400	7,400
Series 1985 L3, 2.8% tender 9/10/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L4, 2.8% tender 9/12/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 1,450	$ 1,450
Series 1985 L6, 3.2% tender 9/13/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,200	3,200
		377,658
Iowa - 0.1%
Iowa Fin. Auth. Small Bus. Dev. Rev. (Corporate Ctr. Proj.) 2.1%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Kansas - 0.7%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop. Proj.):
Series 1985 C1:
2.8% tender 9/10/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,965	5,965
3.2% tender 9/13/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 C2, 3.2% tender 9/13/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,200	2,200
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 2.2%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Kansas City Util. Sys. Rev. Participating VRDN Series FRRI 1, 2.05% (Liquidity Facility Bank of New York NA) (b)(g)	14,840	14,840
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series ROC II R92, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	8,905	8,905
		66,010
Kentucky - 2.8%
Boone County Indl. Dev. Rev. (Hennegan Co. Proj.) 2.12%, LOC Firstar Bank NA, VRDN (b)	925	925
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 2.15%, LOC Citibank NA, New York, VRDN (b)(e)	7,900	7,900
(North American Stainless LP Proj.) Series 2000, 2.2%, LOC Bank One NA, Chicago, VRDN (b)(e)	7,800	7,800
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	$ 20,450	$ 20,450
Series 1993 B, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	8,900	8,900
Series 1994 A, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	6,200	6,200
Elizabethtown Indl. Bldg. Rev. (Altec Proj.) Series 1997, 2.2%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Franklin County Indl. Dev. Rev. (Certified Tool & Manufacturing Proj.) 2.35%, LOC Bank One, Illinois NA, VRDN (b)(e)	2,665	2,665
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 2.15%, LOC Firstar Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 2.17%, LOC Firstar Bank NA, VRDN (b)(e)	7,000	7,000
Henderson County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) 2.22%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
Jefferson County Board of Ed. RAN 3.5% 6/28/02	18,700	18,827
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 2.05% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	7,800	7,800
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 2.35%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,950	1,950
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A, 2.75% tender 9/4/01, CP mode	6,000	6,000
Series 1996 A, 3.15% tender 10/10/01, CP mode	15,000	15,000
Series 1997 A, 3.2% tender 10/10/01, CP mode (e)	26,000	26,000
Jefferson County Retirement Home Rev. (Nazareth Library Proj.) 2.1%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,500	12,500
Kenton County Arpt. Board Spl. (Delta Airlines Co. Proj.) Series 2000 A, 2.15%, LOC Commerzbank AG, VRDN (b)(e)	6,100	6,100
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 521, 2.13% (Liquidity Facility Commerzbank AG) (b)(e)(g)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Goodwill Industries Kentucky, Inc. Proj.) 2.2%, LOC Bank One, Kentucky NA, VRDN (b)	2,770	2,770
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Merlots 00 B9, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 6,000	$ 6,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev.:
Series 1996 A, 2.2%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	26,750	26,750
Series AA1, 2.2%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	7,900	7,900
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop.) Series 1984 B3, 2.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,080	5,080
Perry County Solid Waste Disp. Rev. (TJ Int'l. Proj.) Series 1998, 2.2%, LOC Wachovia Bank NA, VRDN (b)(e)	3,355	3,355
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 3.15% tender 10/10/01, CP mode	28,200	28,200
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 2.19%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,690	1,690
		276,422
Louisiana - 1.4%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 2.1%, LOC Deutsche Bank AG, VRDN (b)(e)	13,000	13,000
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 2.65%, VRDN (b)(e)	7,000	7,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 2.05%, LOC Bank One NA, Chicago, VRDN (b)(e)	8,000	8,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series 2001 C, 2.8%, tender 3/15/02 (b)(e)	7,775	7,775
Participating VRDN Series PT 516, 2.13% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	7,120	7,120
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 2.26% (Liquidity Facility Bank of New York NA) (b)(e)(g)	7,210	7,210
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 2.11%, LOC KBC Bank, NV, VRDN (b)	16,195	16,195
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 2.15% (MBIA Insured), VRDN (b)	13,500	13,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
New Orleans Aviation Board Rev. Series 1997 A, 2.25% (MBIA Insured), VRDN (b)(e)	$ 11,500	$ 11,500
New Orleans City Gen. Oblig. Participating VRDN Series EGL 00 1801, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	5,790	5,790
New Orleans Fin. Auth. Single Family Mtg. Rev. Bonds Series A2, 3.25%, tender 12/14/01 (b)(e)	5,000	5,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1991, 2.6%, VRDN (b)(e)	16,600	16,600
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 2.07%, LOC Wachovia Bank NA, VRDN (b)(e)	5,300	5,300
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 2.5% tender 10/10/01, CP mode	1,700	1,700
(Dow Chemical Co. Proj.):
Series 1993, 2.65%, VRDN (b)(e)	4,100	4,100
Series 1994 A, 2.65%, VRDN (b)(e)	10,000	10,000
		139,790
Maine - 0.2%
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 2.15%, LOC Bank of New York NA, VRDN (b)(e)	7,000	7,000
		20,295
Maryland - 1.6%
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 2.15%, LOC Danske Bank AS, VRDN (b)	2,000	2,000
Baltimore County Metro. District 3.2% 9/7/01, CP	10,000	10,000
Baltimore Gen. Oblig. Rev. Participating VRDN Series SGA 20, 2.1% (Liquidity Facility Societe Generale) (b)(g)	13,900	13,900
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.:
Bonds:
Series 2001 C, 3.2% 3/28/02	4,470	4,470
Series 2001 D, 3.25% 3/28/02 (e)	25,960	25,960
Participating VRDN:
Series CDC 00 O, 2.15% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	7,495	7,495
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.: - continued
Participating VRDN:
Series FRRI A66, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	$ 21,700	$ 21,700
Series Merlots 00 lll, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	13,370	13,370
Series Merlots 01 B2, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,820	4,820
Series MSDW 00 270, 2.09% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	4,978	4,978
Series PT 525, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	13,285	13,285
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 2.2%, LOC Bank of America NA, VRDN (b)(e)	2,600	2,600
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) Third Series, 5% 10/15/01	5,000	5,010
Montgomery County Gen. Oblig. Series 1995, 2.8% 10/9/01, CP	14,500	14,500
Northeast Maryland Waste Disp. Auth. Participating VRDN Series EGL 97 C2001, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	8,415	8,415
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series B, 5% 10/1/01	6,325	6,329
		160,232
Massachusetts - 0.2%
Billerica Gen. Oblig. BAN Lot B, 3% 7/12/02	6,500	6,519
Chelmsford Gen. Oblig. BAN 3.25% 6/27/02	4,000	4,019
Freetown Lakeville Reg'l. School District BAN 3.25% 7/5/02	8,100	8,126
		18,664
Michigan - 2.6%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 2.11%, LOC Northern Trust Co., Chicago, VRDN (b)	5,700	5,700
Detroit Swr. Disp. Rev. Participating VRDN:
Series BS 99 81, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	9,700	9,700
Series Merlots 00 I, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,200	3,200
Series SG 133, 2.08% (Liquidity Facility Societe Generale) (b)(g)	17,825	17,825
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,995	6,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Wtr. Sys. Rev. Participating VRDN:
Series EGL 99 2201, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 7,000	$ 7,000
Series EGL 99 2202, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	12,520	12,520
East Lansing School District Participating VRDN Series SGA 114, 2.1% (Liquidity Facility Societe Generale) (b)(g)	13,450	13,450
Michigan Gen. Oblig.:
Bonds 3.2% tender 10/3/01 (Liquidity Facility Michigan Gen. Oblig.), CP mode	20,500	20,500
Participating VRDN Series ROC II R78, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)(g)	2,225	2,225
Michigan Gen. Oblig. Ctfs. of Prtn. Bonds 4% 10/1/01, LOC Bank of New York NA	25,800	25,816
Michigan Higher Ed. Student Ln. Auth. Rev. 2.1% (AMBAC Insured), VRDN (b)(e)	14,900	14,900
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series 1997 X, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,200	7,200
(United Memorial Hosp. Assoc. Proj.) Series 1999, 2.11%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	6,500	6,500
Michigan Muni. Bond Auth. Rev. Participating VRDN Series EGL 00 2201, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	10,110	10,110
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MSDW 00 382, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	8,745	8,745
(Dow Chemical Co. Proj.):
Series 1992, 2.65%, VRDN (b)(e)	6,125	6,125
Series 1999, 2.65%, VRDN (b)(e)	4,000	4,000
(Fintex LLC Proj.) Series 2000, 2.2%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,600	3,600
(Majestic Ind., Inc. Proj.) 2.2%, LOC Comerica Bank, Detroit, VRDN (b)(e)	2,200	2,200
(Orchestra Place Renewal Proj.) Series 2000, 2.2%, LOC Michigan Nat'l. Bank, Farmington Hills, VRDN (b)	6,500	6,500
Michigan Strategic Fund Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1988:
2.8% tender 9/10/01, CP mode (e)	2,000	2,000
3.25% tender 9/13/01, CP mode (e)	8,050	8,050
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 2.2%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 2.7%, VRDN (b)(e)	$ 33,400	$ 33,400
Oakland County Econ. Dev. Corp. (Pontiac Vision School Proj.) Series 2000, 2.1%, LOC Comerica Bank, Detroit, VRDN (b)	6,705	6,705
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 2.11%, LOC Bank One NA, Michigan, VRDN (b)	7,465	7,465
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MSDW 98 56, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	1,700	1,700
Series MSDW 98 67, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,795	3,795
		259,026
Minnesota - 1.1%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1993 B:
2.8% tender 10/10/01, CP mode	8,000	8,000
2.8% tender 10/10/01, CP mode	7,800	7,800
(Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 2000 A, 2.2%, VRDN (b)	8,500	8,500
Cloquet Indl. Facilities Rev. (Potlatch Corp. Proj.) Series C, 2.2%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Hennepin County Gen. Oblig. Series 1996 C, 2.2%, VRDN (b)(e)	2,200	2,200
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN Series FRRI A33, 2.1% (Liquidity Facility Bank of New York NA) (b)(e)(g)	3,000	3,000
BAN 3.75% 8/1/02 (e)	32,200	32,505
Minneapolis Saint Paul Hsg. Fin. Rev. Bonds Series 2001 A3, 3.25% 5/1/02 (e)	4,868	4,868
Minnesota Hsg. Fin. Agcy.:
Bonds:
Series 2001 C, 3.2% 5/1/02	4,680	4,680
Series M, 4.45% 11/29/01 (e)	6,100	6,100
Series N, 4.45% 11/29/01 (e)	7,900	7,900
Participating VRDN:
Series Merlots 01 B3, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PT 114, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 10,700	$ 10,700
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series ROC II 99 1, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	2,700	2,700
		107,453
Mississippi - 0.8%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 3.9%, VRDN (b)(e)	15,500	15,500
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,000	2,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	10,900	10,900
Series Putters 138, 2.11% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	9,985	9,985
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 2.25%, LOC Southtrust Bank NA, VRDN (b)	8,200	8,200
(Colony Park Apts. Proj.) Series 1998 I, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	5,400	5,400
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 2.11% (MBIA Insured), VRDN (b)	8,500	8,500
		73,370
Missouri - 0.8%
Clay County Indl. Dev. Auth. Indl. Rev. (K.C. Salad Real Estate Co. LLC Proj.) 2.1%, LOC Lasalle Bank NA, VRDN (b)(e)	4,765	4,765
Independence Indl. Dev. Auth. Indl. Dev. Rev. (Interlock Realty Co. Proj.) 2.33%, LOC Firstar Bank NA, VRDN (b)(e)	155	155
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 2.2%, LOC Bank of America NA, VRDN (b)(e)	5,100	5,100
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 2.1%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	8,000	8,000
Missouri Envir. Impt. & Energy Resource Auth. Rev. (Kansas City Pwr. & Lt. Co.) Series 1992, 2.6%, VRDN (b)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Merlots 00 B10, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 13,460	$ 13,460
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1991 B, 2.3% (MBIA Insured) (BPA State Street Bank & Trust Co.), VRDN (b)(e)	1,500	1,500
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series FRRI A64, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,700	2,700
Series Merlots 01 A28, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,600	7,600
Series PA 157, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,920	4,920
Series PT 341, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	9,750	9,750
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 2.21% (Liquidity Facility Bank of New York NA) (b)(e)(g)	5,680	5,680
		74,830
Montana - 0.3%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 3.25%, tender 3/1/02, LOC Dexia Cr. Local de France (b)(e)	21,700	21,700
Montana Board of Hsg. Participating VRDN Series BA 00 I, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	8,260	8,260
		29,960
Nebraska - 0.8%
Nebhelp, Inc. Rev. Series C, 2.2%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	6,200	6,200
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,550	6,550
Series BA 98 J, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,000	10,000
Series Merlots 00 O, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,865	3,865
Series Merlots 00 UU, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	15,000	15,000
Series 2000 F, 2.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	23,600	23,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series FRRI A3, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 2,640	$ 2,640
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	8,265	8,265
		76,120
Nevada - 1.4%
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 2.11% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	19,505	19,505
Clark County Spl. Facilities Arpt. Rev.:
Bonds (Signature Flight Support Proj.) Series 1998, 2.95%, tender 12/1/01, LOC Bayerische Landesbank Girozentrale (b)(e)	7,535	7,535
Series 1998 B, 2.05% (MBIA Insured), VRDN (b)(e)	24,985	24,985
Director of State Dept. Bus. & Ind. (Valley Joist, Inc. Proj.) Series A, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,060	8,060
Nevada Gen. Oblig. Participating VRDN:
Series EGL 96 2801 Class A, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	21,230	21,230
Series SGB 31, 2.11% (Liquidity Facility Societe Generale) (b)(g)	23,100	23,100
Nevada Hsg. Division:
Bonds Series 2001 3, 2.95% 10/1/01 (e)	10,000	10,000
Participating VRDN Series Merlots 00 A6, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,500	6,500
(Oakmont at Flamingo Rd. Proj.) Series 1996 A, 2.15%, LOC UBS AG, VRDN (b)(e)	9,500	9,500
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 2.6% (Liquidity Facility Societe Generale) (b)(g)	8,000	8,000
		138,415
New Hampshire - 1.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
2.9% tender 10/11/01, CP mode (e)	17,700	17,700
2.9% tender 10/11/01, CP mode (e)	19,200	19,200
Series 1990 B, 2.85% tender 10/10/01, CP mode	47,100	47,100
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 2.35%, LOC HSBC Bank USA, VRDN (b)(e)	4,550	4,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 2.135%, LOC Deutsche Bank AG, VRDN (b)(e)	$ 10,200	$ 10,200
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series Merlots 00 A29, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,140	11,140
Series Merlots 00 B13, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,090	5,090
Series Merlots 01 A51, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,500	4,500
Series Merlots 97 F, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,245	6,245
Series PA 351, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,435	5,435
Series PT 348, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	4,340	4,340
		135,500
New Jersey - 2.1%
New Jersey Lease Rev. Series 2002 A:
2.2% 10/2/01, CP	100,000	100,000
2.2% 10/2/01, CP	105,900	105,900
		205,900
New Mexico - 0.4%
Albuquerque Technical & Vocational Institutional District Bonds 4% 8/15/02	5,750	5,818
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 2.15%, LOC Firstar Bank NA, VRDN (b)(e)	2,155	2,155
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series PT 262, 2.18% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	4,105	4,105
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Merlots 00 A9, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,375	3,375
Series Merlots 01 A37, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,715	11,715
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
New Mexico Mtg. Fin. Auth. Participating VRDN: - continued
Series PA 118, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 2,795	$ 2,795
Series PT 225, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,715	9,715
		39,678
New York - 0.1%
New York State Mtg. Agcy. Rev. Participating VRDN Series Merlots 97 J, 2.19% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,880	11,880
Non State Specific - 0.2%
Stephens Equity Trust II Participating VRDN Series 1996, 2.21%, LOC HSBC Bank USA (b)(g)	19,081	19,081
North Carolina - 1.2%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 2.2%, LOC Comerica Bank, Detroit, VRDN (b)(e)	2,255	2,255
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 2.3%, LOC Nat'l. City Bank, VRDN (b)(e)	4,090	4,090
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,000	3,000
Columbus County Indl. Facilities & Poll. Cont. Rev. (Interkordsa, Inc. Proj.) Series 2000, 2.2%, LOC Bank of America NA, VRDN (b)(e)	8,250	8,250
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 2.2%, LOC Suntrust Bank, VRDN (b)(e)	5,740	5,740
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	3,850	3,850
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 2.1%, LOC Wachovia Bank NA, VRDN (b)(e)	5,600	5,600
North Carolina Cap. Facilities Fin. Agcy. Student Rev. Series 2001 A, 2.05%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	11,385	11,385
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685R, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,995	4,995
North Carolina Gen. Oblig. Bonds 4.5% 3/1/02	16,000	16,104
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 2.1%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Sampson County Indl. Facilities (Sampson County Disp., Inc. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 27,300	$ 27,300
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	700	700
Union County Indl. Facilities & Poll Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 2.1%, LOC Wachovia Bank NA, VRDN (b)(e)	6,300	6,300
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tennessee Converting Corp. Proj.) 2.2%, LOC Suntrust Bank, VRDN (b)(e)	5,350	5,350
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	6,000	6,000
		121,969
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series 2001 B, 3.35% 3/1/02 (e)	13,700	13,700
Ohio - 3.9%
Bowling Green Gen. Oblig. BAN 4.75% 9/6/01	2,295	2,295
Butler County School District BAN Series A, 4.59% 10/18/01	1,250	1,251
Clark County Multi-family Rev. (Masonic Home Proj.) Series 1999, 2.16% (AMBAC Insured), VRDN (b)	14,385	14,385
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 2.16%, LOC Firstar Bank NA, VRDN (b)	8,300	8,300
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.16%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	6,600	6,600
Dublin City School District BAN 4.53% 12/12/01	2,500	2,502
Geauga County Health Care Facilities Rev. (Heather Hill Lifecare Proj.) 2.11%, LOC Bank One NA, VRDN (b)	10,175	10,175
Greene County Gen. Oblig. BAN 4% 3/1/02	16,280	16,331
Highland Local School District BAN 3.12% 1/24/02	11,950	11,972
Independence Gen. Oblig. BAN 3.4% 2/8/02	11,400	11,417
Logan County Gen. Oblig. BAN 4.75% 11/15/01	5,200	5,204
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 2.12%, LOC Bank One NA, VRDN (b)	9,295	9,295
Mahoning County Hosp. Facilities Rev. (Forum Health Obligated Group Proj.) Series 1997 B, 2.12% (MBIA Insured) (BPA Bank One NA), VRDN (b)	15,400	15,400
Marion County Gen. Oblig. BAN 4.75% 11/15/01	9,965	9,972
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Milford Exempt Villlage School District BAN 3.21% 1/17/02	$ 13,583	$ 13,612
Montgomery County Multi-family Hsg. Dev. Rev. (Timber Creek Village Apts. Proj.) Series 1998, 2.14%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	3,800	3,800
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Cleveland Elec. Illumination Co. Proj.) Series 1988 B, 3.2% tender 9/12/01 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	4,500	4,500
(JMG Fdg. LP Proj.) Series 1995 A, 2.1%, LOC Societe Generale, VRDN (b)(e)	4,900	4,900
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series B, 3.4% 3/1/02 (e)	16,900	16,900
Series E, 2.75% 8/15/02 (e)	35,300	35,300
Participating VRDN:
Series BA 00 F, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	16,385	16,385
Series BA 00 Q, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,210	7,210
Series BA 98 B, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	20,300	20,300
Series BA 98 Q, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	15,900	15,900
Series BA 99 Q, 2.16% (Liquidity Facility Bank of America NA) (b)(e)(g)	25,700	25,700
Series Merlots 00 A1, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,500	5,500
Series PA 806, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,270	4,270
Series PT 241, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	18,960	18,960
Series PT 282, 2.13% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	10,245	10,245
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.23%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	5,000	5,000
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 2.17%, LOC Bank One NA, VRDN (b)(e)	1,400	1,400
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2001, 2.19%, LOC Bank One Corp., VRDN (b)(e)	2,100	2,100
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MSDW 98 71, 2.14% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. (Waste Mgmt. Proj.) Series B, 2.25%, LOC Fleet Bank NA, VRDN (b)(e)	$ 8,100	$ 8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 2.25%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Perrysburg Gen. Oblig. BAN 4.9% 11/15/01	3,535	3,538
Pickerington Local School District BAN 3.2% 12/14/01	10,000	10,007
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 2.17%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	900	900
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 2.33%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	2,200	2,200
(Kidd Dev. Proj.) 2.35%, LOC Bank One NA, VRDN (b)(e)	1,500	1,500
Univ. of Cincinnati BAN:
Series AJ, 3.75% 2/28/02	9,500	9,520
Series AS2, 3.75% 2/28/02	5,800	5,812
		386,258
Oklahoma - 1.1%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 2.1% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	10,770	10,770
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 2.15% (CDC Fdg. Corp. Guaranteed), VRDN (b)	28,200	28,200
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 2.26% (Liquidity Facility Bank of New York NA) (b)(e)(g)	6,915	6,915
Oklahoma Hsg. Fin. Agcy. Single Family Rev. Participating VRDN:
Series CDC 96 G, 2.15% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	3,405	3,405
Series LB 99 A5, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,800	3,800
Series PT 104, 2.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,120	2,120
Series PT 167, 2.13% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	4,295	4,295
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Hsg. Fin. Agcy. Single Family Rev. Participating VRDN: - continued
Series PT 305, 2.13% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	$ 5,480	$ 5,480
Series PT 342, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	5,395	5,395
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.):
Series 2000 A, 3.9%, VRDN (b)(e)	6,000	6,000
Series 2000 B, 3.9%, VRDN (b)	3,900	3,900
Tulsa County Independent School District #1 Bonds 4.4% 2/1/02	5,000	5,024
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 2.21% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,005	10,005
Series BA 97 B2, 2.16% (Liquidity Facility Bank of America NA) (b)(g)	7,000	7,000
		112,609
Oregon - 0.7%
Lane County Poll. Cont. Rev. (Weyerhaeuser Co. Proj.) Series 1994, 3.9%, VRDN (b)	6,500	6,500
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 2.2%, LOC Nat'l. Bank of Canada, VRDN (b)(e)	3,600	3,600
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 2.16%, LOC Bank One, Arizona NA, VRDN (b)	12,350	12,350
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2001 D, 3.25% 3/28/02 (e)	3,990	3,990
Series 2001 I, 2.85% 2/12/02 (e)	1,255	1,255
Participating VRDN Series Merlots 01 B5, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	10,245	10,245
Port of Portland Arpt. Rev. Participating VRDN Series PA 574, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,135	5,135
Portland Swr. Sys. Rev. Participating VRDN Series MSDW 00 386, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	16,000	16,000
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 2.11% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(g)	5,410	5,410
		64,485
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 3.3%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 10,905	$ 10,905
Allegheny County Hosp. Dev. Auth.:
Bonds (South Hills Health Sys. Proj.):
Series 1998 B, 3.25%, tender 4/1/02, LOC PNC Bank NA, Pittsburgh (b)	6,765	6,765
Series 2000 A, 2.9%, tender 6/1/02, LOC PNC Bank NA, Pittsburgh (b)	5,000	5,000
Participating VRDN Series PA 748, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,600	3,600
Allegheny County Indl. Dev. Auth. Rev. (Duquesne Lt. Co. Proj.) Series 1999 A, 2.15% (AMBAC Insured), VRDN (b)	26,500	26,500
Beaver County Indl. Dev. Auth. Participating VRDN Series EGL 95 3504, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	19,800	19,800
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	12,100	12,100
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1996, 4.35% tender 9/7/01, CP mode (e)	9,300	9,300
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,245	3,245
Cumberland County Muni. Auth. College Rev. Bonds:
Series 1996 A, 4.375%, tender 10/31/01, LOC Mellon Bank NA, Pittsburgh (b)	3,615	3,615
Series 1996 B, 4.375%, tender 10/31/01, LOC Mellon Bank NA, Pittsburgh (b)	5,915	5,915
Emmaus Gen. Auth. Rev. (Pennsylvania Ln. Prog.) Series 2000 A, 2.11% (FSA Insured), VRDN (b)	14,150	14,150
Erie County Gen. Oblig. TRAN 4.6% 12/14/01	10,400	10,403
Harrisburg Wtr. Auth. Rev. Participating VRDN Series SGA 80, 2.1% (Liquidity Facility Societe Generale) (b)(g)	5,400	5,400
Huntingdon County Gen. Auth. College Rev. Bonds (Juniata College Proj.) Series 2001 A, 4%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	8,400	8,454
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Lycoming County Indl. Dev. Auth. (Coastal Aluminum Rolling Mills Proj.) Series 1995, 2.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,455	1,455
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Montgomery Higher Ed. & Health Auth. Rev. Participating VRDN Series BS 98 31 Class A, 2.2% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	$ 11,925	$ 11,925
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 2.1% (Liquidity Facility Societe Generale) (b)(g)	12,000	12,000
Northampton County Indl. Dev. Auth. Rev. (Binney & Smith, Inc. Proj.) Series 1997 A, 2.25%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,900	1,900
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 2.2% (AMBAC Insured), VRDN (b)	13,800	13,800
Pennslyvania Economic Dev. Fing. Auth. Rev. (Univ. City Associaties, Inc. Proj.) Series A, 2.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000	8,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Series 1995 A6, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,400	1,400
Series 1996 D5, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,400	2,400
Series 1997 B1, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,400	1,400
Series 1997 B6, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800	800
Series 1997 B7, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	400	400
Series 1997 B8, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Series 1997 B9, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 2.15% (AMBAC Insured), VRDN (b)(e)	5,700	5,700
Series 1988 C, 2.15%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	11,000	11,000
Series 1997 A, 2.15% (AMBAC Insured), LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	11,000	11,000
Series 2000 A, 2.15% (AMBAC Insured), VRDN (b)(e)	19,800	19,800
Series A, 2.15% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
(Lycoming College Proj.) Series 1997 B5, 4.4%, tender 11/1/01, LOC PNC Bank NA, Pittsburgh (b)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds: - continued
(Wilkes Univ. Proj.) Series 1997 B8, 4.4%, tender 11/1/01, LOC PNC Bank NA, Pittsburgh (b)	$ 4,000	$ 4,000
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,740	6,740
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,795	3,795
Temple Univ. Commonwealth Higher Ed. Bonds 4% 5/8/02	12,800	12,883
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Proj.) Series 1993, 2.7% tender 1/15/02, LOC Dexia Cr. Local de France, CP mode (e)	13,615	13,615
		319,565
Rhode Island - 0.3%
Newport Gen. Oblig. BAN 3.5% 12/14/01	13,000	13,013
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series Putters 156, 2.14% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(e)(g)	5,200	5,200
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev.:
(Calise & Sons Bakery Proj.) Series 1999, 2.15%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	6,200	6,200
(NFA Corp. Proj.) 2.2%, LOC Fleet Bank NA, VRDN (b)(e)	1,900	1,900
		26,313
South Carolina - 1.6%
Beaufort County Gen. Oblig. BAN 3.2% 4/24/02	6,000	6,022
Berkeley County Exempt Facilities Indl. Rev. (AMOCO Corp. Proj.) Series 1998, 2.6%, VRDN (b)(e)	2,100	2,100
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 2.11% (Alcoa, Inc. Guaranteed), VRDN (b)	6,100	6,100
Charleston Gen. Oblig. TAN 3.75% 3/15/02	14,500	14,540
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,650	5,650
South Carolina Gen. Oblig. Bonds (State Hwy. Proj.) Series 2001 B, 5% 4/1/02	11,710	11,839
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series PT 326, 2.13% (Liquidity Facility Commerzbank AG) (b)(e)(g)	39,090	39,090
South Carolina Hsg. Fin. Dev. Multi-family Hsg. Rev. (City Heights Apt. Proj.) Series 2000 A1, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	5,620	5,620
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Ceramics LLC Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 5,300	$ 5,300
(Chambers Richland Co. Landfill Proj.) Series 1997, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	7,000	7,000
(Mohawk Ind., Inc. Proj.):
Series 1997 B, 2.225%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,800	1,800
Series A, 2.225%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,100	1,100
Series C, 2.225%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	3,900	3,900
(Ring Missouri LP Proj.) Series 1999, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	4,790	4,790
(TMC, Inc. Proj.) 2.21%, LOC Southtrust Bank NA, VRDN (b)(e)	6,000	6,000
(Turnils North America Proj.) Series 1999, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	5,900	5,900
(Virtual Image Technology Proj.) Series 1998, 2.25%, LOC Bank of America NA, VRDN (b)(e)	1,700	1,700
South Carolina Ports Auth. Ports Rev. Participating VRDN Series FRRI A22, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,500	2,500
South Carolina Pub. Svc. Auth. Rev.:
Bonds 6.625% 7/1/31 (Pre-Refunded to 7/1/02 @ 102) (f)	8,990	9,453
Participating VRDN Series Merlots 00 L, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,500	6,500
Spartanburg County School District #006 BAN 3.4% 5/15/02	8,300	8,327
		155,231
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth.:
Bonds (Homeownership Mtg. Prog.) Series 2000 K, 4.4% 11/8/01 (e)	6,400	6,400
Participating VRDN:
Series PA 725R, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,275	7,275
Series PT 572, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,000	5,000
(Harmony Heights Proj.) Series 2001, 2.2% (Liquidity Facility Fannie Mae), VRDN (b)(e)	6,500	6,500
		25,175
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - 2.0%
Chattanooga Indl. Dev. Board Indl. Rev.:
(Burner Systems Int'l., Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	$ 2,000	$ 2,000
(Chattanooga Bakery, Inc. Proj.) 2.2%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Cleveland Indl. Dev. Board Rev. (Cormetech, Inc. Proj.) Series 1999, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	950	950
Fayetteville & Lincoln County Indl. Dev. Rev. (V.A.W. of America, Inc. Proj.) Series 1997, 2.25%, LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 2.2%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 2.05% (Liquidity Facility Bank of New York NA) (b)(g)	4,300	4,300
Loudon County Indl. Exempt Facilites Rev. (Kimberly Clark Corp. Proj.) 2.25%, VRDN (b)(e)	8,700	8,700
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	12,800	12,800
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 2.11% (Liquidity Facility Societe Generale) (b)(g)	3,700	3,700
2.6% 11/8/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP	10,000	10,000
3.05% 10/9/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP	15,000	15,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	16,800	16,800
Memphis-Shelby County Indl. Poll. Cont. Rev. (Birmingham Steel Co. Proj.) Series 1996, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,300	4,300
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 11, 2.1% (Liquidity Facility Societe Generale) (b)(g)	7,600	7,600
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/22 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (f)	13,700	14,094
Savannah Indl. Dev. Corp. Indl. Dev. Rev. (Shiloh Foods Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	$ 5,000	$ 5,000
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	16,045	16,045
Series EGL 01 4201, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	10,640	10,640
Series EGL 96 4201 Class A, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	14,125	14,125
Series 2000 A, 2.7% 10/10/01, CP	5,000	5,000
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 2.2%, LOC Suntrust Bank, VRDN (b)(e)	1,200	1,200
Sullivan County Indl. Dev. Board Rev. (BC Realty Proj.) Series 1995, 2.2%, LOC First Tennessee Bank NA, VRDN (b)	2,600	2,600
Tennessee Hsg. Dev. Agcy. Participating VRDN Series PA 660, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,110	7,110
Volunteer Student Fund Corp. Student Ln. Rev.:
Series 1988 A1, 2.15%, LOC State Street Bank & Trust Co., VRDN (b)(e)	9,000	9,000
Series 1988 A2, 2.15%, LOC State Street Bank & Trust Co., VRDN (b)(e)	8,100	8,100
Williamson County Indl. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 2.25%, LOC Bank of America NA, VRDN (b)(e)	1,700	1,700
		199,564
Texas - 15.9%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	17,500	17,500
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	9,300	9,300
Austin Gen. Oblig. Participating VRDN Series Merlots 00 A26, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,230	9,230
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 2.3%, LOC Household Fin. Corp., VRDN (b)	1,600	1,600
Austin Util. Sys. Rev.:
Participating VRDN Series MSDW 00 498, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	12,470	12,470
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Util. Sys. Rev.: - continued
Series A:
2.65% 10/10/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP	$ 12,376	$ 12,376
2.95% 11/9/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP	12,911	12,911
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	10,195	10,195
Series Merlots 00 LLL, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,180	7,180
Series Merlots 01 A63, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,415	6,415
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 2.15%, LOC Chase Bank of Texas NA, VRDN (b)	5,200	5,200
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1996 C, 2.6% (AMBAC Insured) (BPA Bank of New York NA), VRDN (b)(e)	6,000	6,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1988:
2.5% tender 10/5/01, CP mode (e)	23,800	23,800
2.7% tender 9/6/01, CP mode (e)	14,820	14,820
2.8% tender 9/10/01, CP mode (e)	5,000	5,000
2.8% tender 9/10/01, CP mode (e)	5,000	5,000
2.9% tender 10/10/01, CP mode (e)	3,000	3,000
Series 1991:
2.5% tender 10/10/01, CP mode	3,100	3,100
2.8% tender 9/10/01, CP mode	6,800	6,800
Series 1992:
2.5% tender 10/5/01, CP mode (e)	33,410	33,410
2.8% tender 9/10/01, CP mode (e)	8,000	8,000
(Dow Chemical Co. Proj.):
Series 1992 A, 2.65%, VRDN (b)(e)	24,600	24,600
Series 1993, 2.65%, VRDN (b)(e)	44,300	44,300
Series 1997, 2.65%, VRDN (b)(e)	13,300	13,300
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.):
Series 1996, 2.65%, VRDN (b)(e)	23,300	23,300
Series 1998, 2.65%, VRDN (b)(e)	25,000	25,000
Series 1999, 2.65%, VRDN (b)(e)	20,500	20,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.): - continued
Series 2000, 2.65%, VRDN (b)(e)	$ 22,800	$ 22,800
Series 2001 A, 2.65%, VRDN (b)(e)	20,000	20,000
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 2.2%, LOC Suntrust Bank, VRDN (b)(e)	1,500	1,500
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 2.2%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 2.2%, LOC Bank of America NA, VRDN (b)(e)	13,900	13,900
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 2.15%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	17,000	17,000
Comal County Health Facilities Dev. Rev.:
(McKenna Memorial Health Sys. Proj.) 2.15%, LOC Chase Manhattan Bank, VRDN (b)	6,600	6,600
(McKenna Memorial Hosp. Proj.) Series 1999, 2.15%, LOC Chase Manhattan Bank, VRDN (b)	4,800	4,800
Cypress Fairbanks Independent School District Participating VRDN Series EGL 00 4304, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Dallas Area Rapid Transit Sales Tax Rev. 2.6% 10/9/01 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility Landesbank Baden-Wuerttemberg), CP	8,000	8,000
Dallas Fort Worth Int'l. Arpt. Participating VRDN:
Series Merlots 00 II, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,695	11,695
Series PA 678R, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,045	7,045
Series Putters 201, 2.14% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(e)(g)	9,125	9,125
Series Putters 202, 2.14% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(g)	17,970	17,970
Dallas Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (Learjet, Inc. Proj.) Series 2000 A1, 2.2%, LOC Bank of America NA, VRDN (b)(e)	12,055	12,055
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	24,435	24,435
Dallas Wtr. & Swr. Sys. Rev. Series B, 2.65% 10/24/01, CP	15,000	15,000
Del Valle Ind. School District Participating VRDN Series PT 1300, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,795	5,795
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Denton County Indl. Dev. Rev. (Hydro Conduit Corp.) 2.3%, LOC UBS AG, VRDN (b)(e)	$ 3,500	$ 3,500
Denton Independant School District Participating VRDN Series BS 01117, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	9,000	9,000
Denton Util. Sys. Rev. Participating VRDN:
Series MSDW 00 428, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	6,145	6,145
Series SGA 32, 2.1% (Liquidity Facility Societe Generale) (b)(g)	15,230	15,230
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 2.1% (Liquidity Facility Societe Generale) (b)(g)	8,600	8,600
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 2.3%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	2,300	2,300
El Paso Wtr. & Swr. Rev. 2.45% 9/4/01, CP	15,000	15,000
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 2.35%, LOC Bank One, Texas NA, VRDN (b)(e)	3,800	3,800
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 2.35%, LOC Bank One, Texas NA, VRDN (b)(e)	3,390	3,390
Grand Prairie Indl. Dev. Auth. Indl. Dev. Rev. (Precision/API Ketema Proj.) Series 1996, 2.35%, LOC HSBC Bank USA, VRDN (b)(e)	2,810	2,810
Grapevine-Colleyville Independent School District Participating VRDN Series MSDW 424, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,350	13,350
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1995 A, 3.25%, tender 5/1/02, LOC Student Ln. Marketing Assoc. (a)(b)(e)	11,200	11,200
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds:
Series 1996 B, 2.92%, tender 6/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	4,250	4,250
Series 2000 A, 3.45%, tender 2/1/02, LOC Student Ln. Marketing Assoc. (a)(b)(e)	20,000	20,000
Gulf Coast Indl. Dev. Auth.:
(Mueller Flow Tech., Inc. Proj.) Series 1997, 2.185%, LOC Bank One NA, Chicago, VRDN (b)(e)	4,700	4,700
(S&S X-ray Prod., Inc. Proj.) Series 1999, 2.25%, LOC Chase Bank of Texas NA, VRDN (b)(e)	7,650	7,650
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.):
Series 1995, 2.65%, LOC Bank of America NA, VRDN (b)(e)	$ 6,430	$ 6,430
2.65%, LOC Bank One Corp., VRDN (b)(e)	3,000	3,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.:
Bonds (Amoco Oil Co. Proj.) Series 1991, 3.2%, tender 10/1/01 (b)(e)	2,500	2,500
(Air Products Proj.):
Series 1999, 2.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	1,500	1,500
Series 2000, 2.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	23,800	23,800
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 2.35%, LOC Bank of America NA, VRDN (b)(e)	5,150	5,150
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 2.15%, LOC Chase Bank of Texas NA, VRDN (b)	27,300	27,300
Harris County Gen. Oblig.:
Participating VRDN Series EGL 01 4305, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	20,600	20,600
Series C, 2.75% 9/10/01, CP	1,600	1,600
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 2.15% (FSA Insured), VRDN (b)	15,200	15,200
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Quail Chase Apts. Proj.) Series 1999, 2.15%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
Harris County Indl. Dev. Corp. Indl. Dev. Rev. (Johann Haltermann Proj.) Series 1996 A, 2.15%, LOC Chase Manhattan Bank, VRDN (b)	1,450	1,450
Houston Arpt. Participating VRDN Series BS 00 98, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	10,000	10,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,700	4,700
Series ROC II R40, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	10,125	10,125
Series ROC II R41, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	12,825	12,825
Houston Gen. Oblig.:
Bonds Series A, 5% 3/1/02	4,000	4,031
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Participating VRDN Series SGA 28, 2.1% (Liquidity Facility Societe Generale) (b)(g)	$ 8,630	$ 8,630
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series SGA 73, 2.1% (Liquidity Facility Societe Generale) (b)(g)	19,400	19,400
Series SGB 24, 2.11% (Liquidity Facility Societe Generale) (b)(g)	6,840	6,840
Hunt Memorial Hosp. District Rev. Bonds Series 1998, 4.45%, tender 12/3/01 (FSA Insured) (b)	4,960	4,960
Lewisville Independent School District Participating VRDN Series SGA 134, 2.1% (Liquidity Facility Societe Generale) (b)(g)	17,000	17,000
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	6,000	6,000
Series EGL 99 4302, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	18,000	18,000
Series Putters 166, 2.11% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(g)	11,995	11,995
2.4% 9/5/01 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP	21,000	21,000
McKinney Indl. Dev. Board Indl. Dev. Rev. (Delta Daily Food, Inc. Proj.) Series 1994, 2.2%, LOC RaboBank Nederland Coop. Central, VRDN (b)(e)	6,250	6,250
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,140	5,140
North Texas Tollway Auth. Participating VRDN Series MSDW 00 268, 2.09% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	6,495	6,495
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.6% tender 10/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	25,700	25,700
Plano Independent School District Participating VRDN Series SGA 128, 2.1% (Liquidity Facility Societe Generale) (b)(g)	19,700	19,700
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 2.15%, LOC Chase Bank of Texas NA, VRDN (b)	3,950	3,950
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) Series 2000, 2.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Port Corpus Christi Indl. Dev. Corp. Solid Waste Disp. Rev. (Coastal Refining & Marketing Proj.) 2.15%, LOC BNP Paribas SA, VRDN (b)(e)	$ 6,100	$ 6,100
Port Corpus Christi Indl. Dev. Corp. Swr. & Solid Waste Rev. (Citgo Petroleum Corp. Proj.) Series 1996, 2.65%, LOC BNP Paribas SA, VRDN (b)(e)	6,200	6,200
Port Corpus Christi Indl. Dev. Corp. Waste Cont. Rev. (Coastal Refining & Marketing Proj.) Series 1997, 2.15%, LOC BNP Paribas SA, VRDN (b)(e)	25,000	25,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 2.3%, VRDN (b)(e)	27,700	27,700
Richardson Independent School District Bonds 4% 2/15/02 (Permanent School Fund of Texas Guaranteed)	3,855	3,873
Round Rock Independent School District Participating VRDN Series SGA 133, 2.1% (Liquidity Facility Societe Generale) (b)(g)	11,215	11,215
San Antonio Elec. & Gas Rev.:
Bonds 0% 2/1/02 (AMBAC Insured) (Escrowed to Maturity) (f)	10,000	9,880
Participating VRDN:
Series Merlots 01 A10, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,795	5,795
Series MSDW 00 469, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	4,995	4,995
Series SG 101, 2.08% (Liquidity Facility Societe Generale) (b)(g)	22,325	22,325
Series SG 104, 2.08% (Liquidity Facility Societe Generale) (b)(g)	11,725	11,725
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 2.08% (Liquidity Facility Societe Generale) (b)(g)	4,150	4,150
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(g)(h)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 2.25%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,700	8,700
Series 1995, 3.05% 9/11/01, CP	24,500	24,500
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 2.3%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 2.15%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	$ 6,500	$ 6,500
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,905	7,905
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 2.15%, LOC Chase Manhattan Bank, VRDN (b)	6,350	6,350
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	4,200	4,200
Texas A&M Univ. Rev. Participating VRDN Series SGA 21, 2.1% (Liquidity Facility Societe Generale) (b)(g)	6,370	6,370
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series PT 9, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	460	460
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (f)	34,300	35,430
Participating VRDN:
Series Merlots 00 QQ, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	17,095	17,095
Series PT 1191, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,790	4,790
Series PT 524, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,400	6,400
(Veterans Land Proj.) Series A, 2.1%, VRDN (b)(e)	20,000	20,000
TRAN 3.75% 8/29/02	127,700	129,271
Trinity River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1997 A, 2.15% (MBIA Insured), VRDN (b)(e)	11,450	11,450
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MSDW 98 97, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,120	5,120
Series SGA 78, 2.1% (Liquidity Facility Societe Generale) (b)(g)	19,790	19,790
Series SGA 79, 2.1% (Liquidity Facility Societe Generale) (b)(g)	7,300	7,300
Series A, 2.3% 10/2/01, CP	22,000	22,000
		1,567,422
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 1.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 E, 2.7% tender 11/19/01 (AMBAC Insured) (Liquidity Facility Morgan Guaranty Trust Co., NY), CP mode	$ 8,000	$ 8,000
Series 1985 F, 3.1%, tender 9/17/01 (AMBAC Insured) (b)	10,000	10,000
Series C:
0% 7/1/20 (Pre-Refunded to 7/1/02 @ 20.621) (f)	42,215	8,585
6% 7/1/02 (MBIA Insured)	6,645	6,823
Participating VRDN:
Series EGL 96 C4402 Class A, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	4,170	4,170
Series MSDW 00 409, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,800	13,800
Series 1997 B2:
2.6% 10/16/01, CP	4,700	4,700
2.7% 10/9/01, CP	7,000	7,000
Series 1997 B3, 2.65% 2/12/02, CP	40,900	40,900
Series 1998 B4:
3.2% 9/11/01, CP	16,200	16,200
3.2% 10/11/01, CP	7,000	7,000
Series 1998 B5:
3.2% 9/11/01, CP	3,100	3,100
3.2% 10/11/01, CP	10,000	10,000
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 2.33%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	1,000	1,000
Utah County Gen. Oblig. TRAN 4% 12/28/01	3,150	3,160
Utah Hsg. Fin. Agcy. Participating VRDN Series PT 84B, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	130	130
		144,568
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,325	10,325
Vermont Hsg. Fin. Agcy. Single Family:
Bonds Series 2001 14B, 3.28% 4/26/02 (e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - continued
Vermont Hsg. Fin. Agcy. Single Family: - continued
Participating VRDN Series Merlots 01 A49, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 8,600	$ 8,600
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 2.15%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	10,200	10,200
		38,125
Virginia - 2.6%
Alexandria Indl. Dev. Auth. Poll Cont. Rev. Series 1986 A, 2.6%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	3,600	3,600
Amelia County Indl. Dev. Auth. Exempt Facilities Rev. (Chambers Waste Sys. Proj.) Series 1991, 2.2%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)(e)	3,700	3,700
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,085	2,085
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 2.75% tender 9/6/01, CP mode	3,000	3,000
(Branch Group Proj.) Series 1999, 2.2%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 2.7% tender 2/12/02, CP mode	4,500	4,500
Series 1987 A, 3.2% tender 10/12/01, CP mode	10,500	10,500
Series 1987 B:
2.7% tender 9/6/01, CP mode	12,615	12,615
2.8% tender 9/7/01, CP mode	19,285	19,285
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 2.2%, LOC Bank of America NA, VRDN (b)(e)	3,420	3,420
Greensville County Ind. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 2.3%, LOC Bank One, Kentucky NA, VRDN (b)(e)	600	600
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.25% tender 10/12/01, CP mode (e)	4,900	4,900
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Henrico County Econ. Dev. Auth. Idl Dev. Rev. (Infineon Technologies Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 B, 2.65%, LOC Cr. Suisse First Boston Bank, VRDN (b)(e)	$ 5,920	$ 5,920
Series A, 2.65%, LOC Cr. Suisse First Boston Bank, VRDN (b)(e)	6,700	6,700
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985:
2.45% tender 10/5/01, CP mode	3,800	3,800
2.7% tender 9/6/01, CP mode	5,800	5,800
3.2% tender 9/14/01, CP mode	6,700	6,700
Series 1987, 3.2% tender 10/12/01, CP mode	18,000	18,000
Mecklenburg County Indl. Dev. Auth. Rev. (American Bldg. Co. Proj.) 2.25%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	440	440
Newport News Gen. Oblig. BAN 3.75% 10/1/01	12,900	12,903
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 2.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	5,350	5,350
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 2.15%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.3% tender 9/11/01, CP mode	2,700	2,700
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	10,000	10,000
Virginia Commonwealth Trans. Participating VRDN Series EGL 99 4601, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000	7,000
Virginia Commonwealth Trans. Board Trust Rev. Participating VRDN Series SG 134, 2.08% (Liquidity Facility Societe Generale) (b)(g)	7,635	7,635
Virginia Gen. Oblig. Participating VRDN Series EGL 95 4601, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	10,615	10,615
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 2.11% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	4,195	4,195
York County Indl. Dev. Auth. Indl. Dev. Rev. (Philip Morris Co. Proj.) Series 1991, 2.14%, VRDN (b)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
2.7% tender 2/12/02, CP mode	$ 2,500	$ 2,500
2.75% tender 9/6/01, CP mode	17,700	17,700
3.2% tender 10/12/01, CP mode	24,900	24,900
		254,563
Washington - 4.6%
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,555	11,555
Series Merlots 01 B1, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,000	7,000
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	16,300	16,369
Kent Gen. Oblig. Participating VRDN Series SGA 27, 2.1% (Liquidity Facility Societe Generale) (b)(g)	5,070	5,070
King County Gen. Oblig. Participating VRDN Series SGA 19, 2.1% (Liquidity Facility Societe Generale) (b)(g)	11,260	11,260
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 2.2%, LOC Bank of America NA, VRDN (b)(e)	7,175	7,175
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,300	6,300
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 3.8%, LOC ABN-AMRO Bank NV, VRDN (b)	8,300	8,300
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 2.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,495	2,495
Port of Seattle Gen. Oblig. Participating VRDN:
Series MSDW 00 235, 2.21% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	3,210	3,210
Series PA 704, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,440	3,440
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 2.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PA 759R, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,100	5,100
Series 1997, 2.1%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	75,330	75,330
Series 1999 B, 2.1%, LOC Commerzbank AG, VRDN (b)(e)	37,815	37,815
Series A, 3.2% 10/12/01, LOC Bank of America NA, CP	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series B:
2.8% 10/11/01, LOC Bank of America NA, CP (e)	$ 3,265	$ 3,265
3.1% 10/12/01, LOC Bank of America NA, CP (e)	785	785
3.25% 9/12/01, LOC Bank of America NA, CP (e)	2,030	2,030
3.25% 10/12/01, LOC Bank of America NA, CP (e)	4,035	4,035
Seattle Gen. Oblig. Participating VRDN:
Series ROC II R85, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,255	6,255
Series SGB 12, 2.11% (Liquidity Facility Societe Generale) (b)(g)	7,400	7,400
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 2.33%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	3,360	3,360
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	11,195	11,195
Series SGA 85, 2.6% (Liquidity Facility Societe Generale) (b)(g)	7,000	7,000
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 2.1% (Liquidity Facility Societe Generale) (b)(g)	15,815	15,815
Tacoma Elec. Sys. Rev. Series 2001 A, 2.8% 11/9/01, LOC Bank of America NA, CP	9,500	9,500
Tacoma Gen. Oblig. Series 1A, 2.8% 11/9/01, LOC Bank of America NA, CP	14,500	14,500
Washington Econ. Dev. Fin. Auth. Rev.:
(Ferry Brothers, Inc. Proj.) 2.23%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	4,725	4,725
(Hunter Douglas Proj.) Series 1997 A, 2.2%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	2,200	2,200
Washington Gen. Oblig.:
Bonds Series R 2000A, 4.75% 1/1/02	8,805	8,850
Participating VRDN:
Series EGL 00 4704, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	5,600	5,600
Series EGL 00 4705, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	16,300	16,300
Series EGL 98 4702, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	12,200	12,200
Series EGL 98 4703, 2.11% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Series Merlots 00 A13, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,125	10,125
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series MSDW 00 389, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	$ 14,380	$ 14,380
Series SG 37, 2.08% (Liquidity Facility Societe Generale) (b)(g)	5,580	5,580
Series SGA 35, 2.1% (Liquidity Facility Societe Generale) (b)(g)	12,500	12,500
Series SGA 36, 2.1% (Liquidity Facility Societe Generale) (b)(g)	11,000	11,000
Series SGB 09, 2.11% (Liquidity Facility Societe Generale) (b)(g)	4,100	4,100
Series SGB 11, 2.11% (Liquidity Facility Societe Generale) (b)(g)	6,200	6,200
Washington Hsg. Fin. Commission:
Bonds:
(Single Family Hsg. Proj.) Series 2 AS, 3.25% 4/1/02 (e)	3,175	3,175
Series 2001 4AS, 2.75% 5/31/02 (e)	3,340	3,340
Participating VRDN:
Series Merlots 00 A27, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	8,670	8,670
Series Merlots 97 D, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,870	5,870
Washington Hsg. Fin. Commission Single Family Mtg. Rev. Participating VRDN Series PT 86, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,220	2,220
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Participating VRDN Series Merlots 00 A20, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,205	6,205
		448,894
West Virginia - 1.3%
Braxton County Solid Waste (Weyerhaeuser Co. Proj.) Series 1999, 4%, VRDN (b)(e)	21,650	21,650
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1986, 2.75% tender 2/12/02, CP mode (e)	6,100	6,100
Series 1994, 2.8% tender 10/12/01, CP mode	19,500	19,500
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 2.65% tender 9/4/01, CP mode (e)	18,000	18,000
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 A, 2.15%, LOC Nat'l. Westminster Bank PLC, VRDN (b)(e)	31,900	31,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - continued
Putnam County Envir. Facilities Rev. (Flexsys America Proj.) Series 2000 A, 2.13%, LOC Lasalle Bank NA, VRDN (b)(e)	$ 11,950	$ 11,950
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.):
2.55% tender 1/16/02, LOC Dexia Cr. Local de France, CP mode (e)	5,200	5,200
2.7% tender 2/12/02, LOC Dexia Cr. Local de France, CP mode (e)	10,600	10,600
2.8% tender 9/10/01, LOC Dexia Cr. Local de France, CP mode (e)	5,400	5,400
		130,300
Wisconsin - 1.5%
Oak Creek Indl. Dev. Rev. (Outlook Packaging, Inc. Proj.) 2.1%, LOC Bank of America NA, VRDN (b)(e)	1,200	1,200
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 2.25%, VRDN (b)	10,000	10,000
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,500	2,500
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 2.35%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,380	1,380
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 2.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,060	2,060
Southeast Wisconsin Participating VRDN Series Merlots 00 Y, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 2.15%, LOC Firstar Bank NA, VRDN (b)(e)	1,600	1,600
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 2.35%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,485	1,485
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 2.15%, LOC Firstar Bank NA, VRDN (b)(e)	4,485	4,485
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,830	5,830
Wisconsin Gen. Oblig.:
Participating VRDN:
Series EGL 94 4904 Class A, 2.13% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	2,000	2,000
Series PT 1231, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,540	8,540
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R79, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	$ 6,645	$ 6,645
Series 1997 A, 3.25% 9/13/01, CP	2,929	2,929
Series 2000 B, 2.65% 10/16/01, CP	16,000	16,000
2.45% 9/4/01, CP	19,490	19,490
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (SSM Health Care Proj.) Series 1998 B, 2.45% tender 9/4/01 (MBIA Insured) (Liquidity Facility Bank One NA, Chicago), CP mode	5,875	5,875
Wisconsin Hsg. & Econ. Dev. Auth. Rev.:
Participating VRDN:
Series CDC 00 W, 2.15% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	7,660	7,660
Series Merlots 00 B12, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,300	6,300
Series PT 207, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	12,470	12,470
Series PT 559, 2.13% (Liquidity Facility Banco Santander Central Hispano SA) (b)(g)	6,195	6,195
Series 2000 A, 2.1% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	3,635	3,635
Series 2000 B, 2.1% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	3,150	3,150
Wisconsin Petroleum Inspection Fee Rev. 2.7% 10/16/01, CP	10,000	10,000
		146,429
Wyoming - 1.0%
Campbell County Indl. Dev. Rev. Bonds (Two Elk Pwr. Generator Station Proj.):
3.05%, tender 12/3/01 (b)(e)	16,400	16,400
4.6%, tender 12/3/01 (b)(e)	15,600	15,600
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
2.1% (AMBAC Insured), VRDN (b)(e)	5,000	5,000
2.1% (AMBAC Insured), VRDN (b)(e)	3,500	3,500
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	18,200	18,200
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 833R, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,450	7,450
Series PT 01 112, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,385	1,385
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN: - continued
Series PT 01 359, 2.13% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	$ 8,655	$ 8,655
Series PT 01 554, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	19,500	19,500
		95,690
	Shares
Other - 2.8%
Fidelity Municipal Cash Central Fund, 2.44% (c)(d)	278,053,000	278,053
TOTAL INVESTMENT PORTFOLIO - 98.1%		9,658,833
NET OTHER ASSETS - 1.9%		184,563
NET ASSETS - 100%		$ 9,843,396
Total Cost for Income Tax Purposes $ 9,658,833
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,200,000 or 0.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Illinois Health Facilities Auth. Rev. Bonds Series PA 848R, 2.6%, tender 2/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/21/01	$ 5,190
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 15,500
Income Tax Information
At August 31, 2001, the fund had a capital loss carryforward of approximately $253,000 of which $225,000 and $28,000 will expire on August 31, 2004 and 2008, respectively.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,690,000 or 0.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 9,658,833
Cash		124,294
Receivable for investments sold on a
regular delivery basis		36,204
delayed delivery basis		66,635
Receivable for fund shares sold		109,918
Interest receivable		56,197
Other receivables		741
Prepaid expenses		99
Total assets		10,052,921
Liabilities
Payable for investments purchased	$ 146,092
Payable for fund shares redeemed	59,060
Distributions payable	318
Accrued management fee	2,251
Other payables and accrued expenses	1,804
Total liabilities		209,525
Net Assets		$ 9,843,396
Net Assets consist of:
Paid in capital		$ 9,843,649
Accumulated net realized gain (loss) on investments		(254)
Unrealized gain from accretion of discount		1
Net Assets, for 9,843,641 shares outstanding		$ 9,843,396
Net Asset Value, offering price and redemption price per share ($9,843,396 ÷ 9,843,641 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2001
Investment Income Interest		$ 323,352
Expenses
Management fee	$ 24,674
Transfer agent fees	13,119
Accounting fees and expenses	844
Non-interested trustees' compensation	28
Custodian fees and expenses	162
Registration fees	818
Audit	34
Legal	24
Miscellaneous	305
Total expenses before reductions	40,008
Expense reductions	(2,463)	37,545
Net investment income		285,807
Net Realized Gain (Loss) on investment securities		318
Net increase in net assets resulting from operations		$ 286,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2001	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 285,807	$ 254,790
Net realized gain (loss)	318	27
Increase (decrease) in net unrealized gain from accretion of discount	-	1
Net increase (decrease) in net assets resulting from operations	286,125	254,818
Distributions to shareholders from net investment income	(285,807)	(254,790)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	31,480,775	34,096,914
Reinvestment of distributions from net investment income	279,821	247,658
Cost of shares redeemed	(29,819,742)	(32,755,619)
Net increase (decrease) in net assets and shares resulting from share transactions	1,940,854	1,588,953
Total increase (decrease) in net assets	1,941,172	1,588,981
Net Assets
Beginning of period	7,902,224	6,313,243
End of period	$ 9,843,396	$ 7,902,224

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended August 31,	2001	2000	1999	1998 F	1997 E	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.032	.035	.028	.027	.032	.031
Less Distributions
From net investment income	(.032)	(.035)	(.028)	(.027)	(.032)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.29%	3.55%	2.83%	2.70%	3.28%	3.17%
Ratios to Average Net Assets
Expenses before expense reductions	.45%	.46%	.47%	.49% A	.49%	.49%
Expenses net of voluntary waivers, if any	.45%	.46%	.47%	.49% A	.49%	.49%
Expenses net of all reductions	.42% D	.46%	.47%	.49% A	.49%	.49%
Net investment income	3.21%	3.51%	2.79%	3.20% A	3.23%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$ 9,843	$ 7,902	$ 6,313	$ 5,069	$ 4,132	$ 3,674

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E For the year ended October 31.

F Ten months ended August 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2001

1. Significant Accounting Policies.

Fidelity® Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .28% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $135,000 and $2,328,000, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2001, and the results of its operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 5, 2001

Annual Report

Distributions

During fiscal year ended 2001, 100% of the fund's income dividends was free from federal income tax, and 50.52% of the fund's income dividends was subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Boyce I. Greer, Vice President

Dwight D. Churchill, Vice President

Norm U. Lind, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

* Independent trustees

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

California Municipal Money Market

Connecticut Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Spartan® Arizona Municipal
Money Market

Spartan California Municipal Money Market

Spartan Connecticut Municipal
Money Market

Spartan Florida Municipal Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal
Money Market

Spartan Pennsylvania Municipal
Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MMM-ANN-1001 145582
1.538360.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Municipal
Money

Fund

Annual Report

August 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Bleak economic news during the summer led to nearly across-the-board weakness in stock prices, which pulled several major equity indexes near or below their April 2001 lows. Through August 31, nearly every major sector of the market - from technology to financial services - had a negative year-to-date return. Fixed-income investments provided a cushion from the equity fallout, with most bond categories returning 6% to 9% so far this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan ® Municipal Money	3.38%	17.90%	38.10%
All Tax-Free Money Market Funds Average	3.00%	16.09%	32.60%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 514 money market funds.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Money	3.38%	3.35%	3.28%
All Tax-Free Money Market Funds Average	3.00%	3.03%	2.86%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	9/3/01	5/28/01	2/26/01	11/27/00	8/28/00

Spartan Municipal Money Fund	2.10%	2.95%	3.41%	4.09%	3.90%

If Fidelity had not reimbursed certain fund expenses	2.00%	2.85%	3.31%	3.99%	3.80%

All Tax-Free Money Market Funds Average	1.78%	2.59%	2.69%	3.72%	3.56%

Spartan Municipal Money Fund - Tax-equivalent	3.26%	4.57%	5.29%	6.34%	6.05%

If Fidelity had not reimbursed certain fund expenses	3.10%	4.42%	5.13%	6.19%	5.89%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 35.50% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Norm Lind became Portfolio Manager of Spartan Municipal Money Fund on May 1, 2001.

Q. Norm, what was the investment environment like during the 12 months that ended August 31, 2001?

A. The backdrop shifted significantly over the course of the period. In mid-2000, data emerged showing that the U.S. economy was slowing, largely due to a series of hikes in short-term interest rates implemented by the Federal Reserve Board from mid-1999 through May 2000. This data indicated that the Fed had apparently achieved its goal of slowing growth to sustainable levels that would not spur inflation. However, economic growth slowed even more significantly than expected through the end of 2000 amid a decline in industrial production, diminished corporate spending, struggling stock markets and high energy prices.

Q. How did the Fed respond?

A. The Fed started 2001 by implementing a surprise half-percentage point cut in the rate banks charge each other for overnight loans, known as the fed funds target rate, on January 3. From that point, the Fed embarked on an aggressive rate-cutting program, aiming to revive the economy as energy prices came off their peaks and inflation remained under control. The Fed lowered the target rate a total of seven times from January 2001 through the end of the period, bringing the rate from 6.50% at the beginning of the year to 3.50% at the end of August 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

A. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. This year, however, withdrawals in December were lower than anticipated, and inflows in January were higher than normal. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds.

Q. What was your strategy with the fund?

A. The typical approach when the Fed lowers short-term rates is to lengthen the average maturity of the fund in order to lock in higher yields before they decline. Over the course of the period, however, longer-term fixed-rate notes did not offer particular relative value, due to a combination of a lack of new issue supply and strong investor demand for money market securities. Within this backdrop, my focus was on finding pockets along the yield curve that looked to me to be the most attractive at given points in time. In September, December, January and April, yields reflected the effects of cash flows into and out of the money markets more than the market's overall fundamental interest-rate outlook. In anticipation of and in response to these events, I moved the fund into and out of very short-term securities as their relative value improved or declined at those times.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2001, was 2.15%, compared to 3.91% 12 months ago. The latest yield was the equivalent of a 3.33% taxable yield for investors in the 35.50% federal tax bracket. Through August 31, 2001, the fund's 12-month total return was 3.38%, compared to 3.00% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. The Fed remains vigilant, ready to intervene with lower rates to stimulate the economy should growth remain anemic. By doing so, the Fed appears ready to prevent the economy from falling into a full-blown recession. I believe we will see lower rates over the next few months, but, looking out further to how the economy will fare next year, the picture is much more murky. The economy could improve, leading the Fed to abandon its easing monetary policy. As a result of this uncertainty, I intend to continue to look for attractive opportunities along the yield curve until I can get a better feel for how the economy might fare going forward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: tax-free income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 460

Trading symbol: FIMXX

Start date: January 14, 1991

Size: as of August 31, 2001, more than $2.4 billion

Manager: Norm Lind, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/01	% of fund's investments 2/28/01	% of fund's investments 8/31/00
0 - 30	74.2	74.1	83.9
31 - 90	11.4	9.4	8.0
91 - 180	6.8	7.2	3.8
181 - 397	7.6	9.3	4.3
Weighted Average Maturity
	8/31/01	2/28/01	8/31/00
Spartan Municipal Money Fund	41 Days	41 Days	28 Days
All Tax-Free Money Market Funds Average *	39 Days	38 Days	42 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2001	As of February 28, 2001
Variable Rate Demand Notes (VRDNs) 64.2%	Variable Rate Demand Notes (VRDNs) 65.3%
Commercial Paper (including CP Mode) 18.8%	Commercial Paper (including CP Mode) 14.5%
Tender Bonds 4.1%	Tender Bonds 4.8%
Municipal Notes 4.6%	Municipal Notes 7.8%
Other Investments 5.5%	Other Investments 5.3%
Net Other Assets 2.8%	Net Other Assets 2.3%

*Source: iMoneyNet, Inc.

Annual Report

Investments August 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.4%
Ashland Indl. Dev. Board Rev. (Wellborn Cabinet, Inc. Proj.) Series 1991 A, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (c)(d)	$ 225	$ 225
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 2.25%, LOC Bank of America NA, VRDN (c)(d)	3,000	3,000
Colbert County Indl. Dev. Board Indl. Dev. Rev. (Golden Poultry Co., Inc. Proj.) Series 1990, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	2,050	2,050
Columbiana Indl. Dev. Board Rev. (NFA Corp. Proj.) Series 1992 A, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (c)(d)	6,000	6,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 2.25%, LOC Wachovia Bank NA, VRDN (c)(d)	3,000	3,000
Decatur Indl. Dev. Board Indl. Dev. Rev. (Monsanto Co. Proj.) Series 1996, 2.25%, VRDN (c)(d)	1,285	1,285
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(d)	1,375	1,375
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 2.25%, LOC Key Bank Nat'l. Assoc., VRDN (c)(d)	4,875	4,875
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 2.25%, LOC Wachovia Bank NA, VRDN (c)(d)	2,100	2,100
Jefferson County Swr. Rev. Participating VRDN Series MSDW 00 397, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	3,735	3,735
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (c)(d)	1,800	1,800
Montgomery Indl. Dev. Board Rev.:
(Contech Construction Proj.) Series 1996, 2.3%, LOC Mellon Bank NA, Pittsburgh, VRDN (c)(d)	2,550	2,550
(Feldmeier-Alabama Equip. Proj.) Series 1996, 2.25%, LOC Southtrust Bank NA, VRDN (c)(d)	900	900
Roanoke Indl. Dev. Board Indl. Dev. Rev.:
(Steelfab, Inc. Proj.) Series 1997, 2.25%, LOC Bank of America NA, VRDN (c)(d)	760	760
(Wehadkee/Rock Mills Proj.) Series 1992, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	400	400
Tuscaloosa County Indl. Dev. Auth. Rev. (Hanna Steel Co. Proj.) 2.3%, LOC Bank of America NA, VRDN (c)(d)	1,220	1,220
		35,275
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series FRRI 98 2, 2.05% (Liquidity Facility Bank of New York NA) (c)(f)	$ 2,900	$ 2,900
Series FRRI 99 2, 2.05% (Liquidity Facility Commerzbank AG) (c)(f)	900	900
Series Merlots 99 D, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,700	3,700
Anchorage Gen. Oblig. TAN 3.75% 12/14/01	12,300	12,320
		19,820
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Proj.) Series 2000 B, 2.05% (FSA Insured), VRDN (c)	6,500	6,500
Arizona School Facilities Board Rev. Participating VRDN Series MSDW 00 497, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	6,705	6,705
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev. (Ranchwood Apt. Proj.) Series 2001 A, 2.12%, LOC Fannie Mae, VRDN (c)(d)	7,170	7,170
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. Bonds:
(Citizens Communications Co. Proj.):
Series 1988, 3.9% tender 9/13/01, CP mode (d)	1,900	1,900
Series 1993 E, 4.35% tender 9/7/01, CP mode (d)	2,800	2,800
(Enviroc, Inc. Proj.) Series 2000 A, 4.875% 12/14/01 (AMBAC Guaranteed) (d)	4,000	4,000
Phoenix Indl. Dev. Auth. Rev. (Plastican Proj.) Series 1997, 2.15%, LOC Fleet Bank NA, VRDN (c)(d)	1,555	1,555
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,080	8,080
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 2.21% (Liquidity Facility Bank of New York NA) (c)(d)(f)	3,430	3,430
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series RF 00 16, 2.21% (Liquidity Facility Bank of New York NA) (c)(d)(f)	1,800	1,800
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 3.15% 10/11/01, CP	5,000	5,000
Yavapai County Cmnty. College District Bonds 4.875% 7/1/02	2,510	2,554
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1993, 4.35% tender 9/7/01, CP mode (d)	9,000	9,000
		60,494
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - 0.8%
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	$ 3,125	$ 3,125
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (c)(d)	3,000	3,000
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 2.17%, LOC Cr. Agricole Indosuez, VRDN (c)(d)	9,500	9,500
Harrison Indl. Dev. Rev. (Rock-Tenn Converting Co. Proj.) Series 1993, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	2,500	2,500
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 2.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(d)	2,000	2,000
		20,125
California - 1.0%
California Gen. Oblig. 2.85% 9/11/01, CP	15,340	15,340
California Student Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Series 1994 A, 2.92%, tender 6/1/02, LOC State Street Bank & Trust Co. (c)(d)	4,000	4,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 2.65% 10/9/01, CP	4,000	4,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 2.2%, LOC Societe Generale, VRDN (c)(d)	1,425	1,425
		24,765
Colorado - 2.7%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 2.2%, LOC Bank One, Colorado NA, VRDN (c)	1,745	1,745
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 2.3%, LOC Fannie Mae, VRDN (c)(d)	5,100	5,100
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2.15%, LOC Bank One, Colorado NA, VRDN (c)	4,500	4,500
Colorado Hsg. & Fin. Auth. Participating VRDN Series PT 557, 2.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	3,980	3,980
Colorado Hsg. Fin. Auth. Rev. Participating VRDN:
Series BA 96 E, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	1,275	1,275
Series FRRI 00 A3, 2.15% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	3,470	3,470
Series FRRI L9, 2.1% (Liquidity Facility Lehman Brothers, Inc.) (c)(d)(f)	5,975	5,975
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.:
Bonds Series 1997 A:
2.5% tender 10/19/01, LOC Bayerische Landesbank Girozentrale, CP mode (d)	$ 5,100	$ 5,100
2.55% tender 1/16/02, LOC Bayerische Landesbank Girozentrale, CP mode (d)	3,100	3,100
Participating VRDN:
Series FRRI A43, 2.15% (Liquidity Facility Bank of New York NA) (c)(d)(f)	5,500	5,500
Series Merlots 97 Q, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,160	3,160
Series PT 249, 2.13% (Liquidity Facility Banco Santander Central Hispano SA) (c)(d)(f)	1,900	1,900
Series 2000 B, 2.1% (MBIA Insured), VRDN (c)(d)	9,100	9,100
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 2.1%, LOC Morgan Guaranty Trust Co., NY, VRDN (c)(d)	5,000	5,000
Dove Valley Metro. District Arapahoe County Bonds 4.4%, tender 11/1/01, LOC BNP Paribas SA (c)	2,000	2,000
Monte Vista Swr. Rev. Series 1992, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	2,505	2,505
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 2.3%, LOC Fannie Mae, VRDN (c)(d)	2,600	2,600
		66,010
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 2.25%, VRDN (c)	3,975	3,975
Delaware Hsg. Auth. Rev. Participating VRDN Series EGL 96 C0801, 2.13% (Liquidity Facility Citibank NA, New York) (c)(d)(f)	1,000	1,000
		4,975
District of Columbia - 1.9%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Bonds Series 2001 B, 3.4% 10/1/01 (d)	3,300	3,300
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 2.26% (Liquidity Facility Bank of New York NA) (c)(d)(f)	2,450	2,450
District of Columbia Rev.:
Bonds Series 1999 B, 3% tender 10/26/01 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District of Columbia - continued
District of Columbia Rev.: - continued
(Fort Lincoln New Town/Premdist LLC Proj.) Series 2000, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	$ 2,160	$ 2,160
Metro. Washington Arpts. Auth. Gen. Arpt. Rev.:
Series B, 3.25% 10/16/01 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP (d)	3,200	3,200
2.55% 9/12/01 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP (d)	3,000	3,000
Metro. Washington Arpts. Auth. Participating VRDN Series BS 01 130, 2.6% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(d)(f)	11,060	11,060
Metro. Washington Arpts. Auth. PFC Rev.:
Series A:
3.2% 9/20/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (d)	5,400	5,400
3.25% 9/10/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (d)	4,100	4,100
2.5% 9/12/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (d)	4,600	4,600
		47,270
Florida - 3.3%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 2.21% (Liquidity Facility Bank of New York NA) (c)(d)(f)	3,450	3,450
Florida Board of Ed. Cap. Outlay Participating VRDN Series ROC II R81, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(f)	3,680	3,680
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series PA 535, 2.8%, tender 1/24/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)(g)	4,795	4,795
Jacksonville Elec. Auth. Rev. 3.2% 9/12/01, CP	4,000	4,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.25% tender 9/12/01, CP mode	5,810	5,810
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 D, 2.5% tender 9/4/01, CP mode	6,000	6,000
Series 1992 B:
2.5% tender 9/4/01, CP mode	3,000	3,000
2.8% tender 9/10/01, CP mode	15,600	15,600
Miami-Dade County Gen. Oblig.:
Series A, 2.65% 10/23/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (d)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County Gen. Oblig.: - continued
2.5% 9/12/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (d)	$ 3,035	$ 3,035
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Bonds:
Series A2, 3.25% 10/1/01 (d)	4,500	4,500
Series B2, 2.75% 2/1/02 (Trinity Fdg. Guaranteed) (d)	2,950	2,950
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.):
Series 1985 A, 3.2% tender 9/13/01, LOC Suntrust Bank, CP mode	3,025	3,025
Series 1996 A, 2.75% tender 9/11/01, CP mode	3,300	3,300
Series A, 2.6% tender 1/15/02, CP mode	6,600	6,600
Sunshine State Govt. Fing. Commission Rev. Series C, 2.65% 10/9/01 (FGIC Insured), CP (d)	3,790	3,790
		81,835
Georgia - 4.3%
Bibb County Gen. Oblig. Participating VRDN Series CDC 00 A, 2.13% (Liquidity Facility Caisse des Depots et Consignations) (c)(f)	5,900	5,900
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	5,700	5,700
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 2.2%, LOC Danske Bank AS, VRDN (c)(d)	2,000	2,000
De Kalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 2.25%, LOC Comerica Bank, Texas, VRDN (c)(d)	1,610	1,610
De Kalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 2.15%, LOC Southtrust Bank NA, VRDN (c)	2,400	2,400
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 2.15%, LOC Suntrust Bank, VRDN (c)	3,600	3,600
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series FRRI 01 N9, 2.1% (Liquidity Facility Bank of New York NA) (c)(d)(f)	4,825	4,825
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 2.2%, LOC Suntrust Bank, VRDN (c)(d)	1,600	1,600
(Mayor's Point Term. Proj.) Series 1992, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	2,300	2,300
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	4,060	4,060
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Dev. Auth. Indl. Dev. Rev.: - continued
(O'Neal Steel, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	$ 500	$ 500
(Shepherd Construction Co., Inc. Proj.) 2.2%, LOC Suntrust Bank, VRDN (c)(d)	600	600
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 2.2%, LOC Fleet Nat'l. Bank, VRDN (c)(d)	5,600	5,600
Jenkins County Dev. Auth. Indl. Rev. (Metal Industries, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	1,200	1,200
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	3,000	3,000
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 2.2%, LOC Bank of America NA, VRDN (c)(d)	8,300	8,300
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 2.2%, LOC Suntrust Bank, VRDN (c)(d)	2,900	2,900
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 2.25%, LOC Bank One NA, Michigan, VRDN (c)(d)	1,910	1,910
Pierce County Indl. Dev. & Bldg. Auth. Indl. Dev. Rev. (American Egg Products, Inc. Proj.) Series 1989, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	985	985
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 2.2%, VRDN (c)(d)	15,600	15,600
(Kaolin Term., Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	10,200	10,200
Savannah Hsg. Auth. Multi-family Hsg. Rev. (Indigo Pointe Apts. Proj.) Series 2001 A, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	3,500	3,500
Savannah Port Auth. Rev. (Pier 1 Imports, Inc. Proj.) 2.13%, LOC Bank One, Texas NA, VRDN (c)(d)	4,950	4,950
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (c)(d)	2,790	2,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 2.135%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	3,600	3,600
Vienna Dev. Auth. Indl. Dev. Rev. (Mid-Georgia Processing Co. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	800	800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	$ 3,300	$ 3,300
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 2.2%, LOC Suntrust Bank, VRDN (c)	1,155	1,155
		104,885
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Bonds Second Series 5.65% 7/1/02 (MBIA Insured) (d)	3,500	3,581
Participating VRDN:
Series PA 765, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	2,500	2,500
Series ROC II R59, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(d)(f)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988 B, 4.35% tender 9/7/01, CP mode (d)	3,300	3,300
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series PT 35, 2.18% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	1,580	1,580
		18,456
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc. Participating VRDN:
Series PA 145A, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	1,794	1,794
Series PT 247, 2.18% (Liquidity Facility Banco Santander Central Hispano SA) (c)(d)(f)	2,120	2,120
Series PT 571, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	3,735	3,735
		7,649
Illinois - 7.4%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 2.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	1,720	1,720
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 2.2%, LOC Fannie Mae, VRDN (c)(d)	1,415	1,415
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.21% (Liquidity Facility Bank of America NA) (c)(f)	11,100	11,100
Series Merlots 97 E, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,125	3,125
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Gen. Oblig.:
Bonds Series A, 4.25%, tender 10/25/01, LOC Landesbank Hessen-Thuringen (c)	$ 6,200	$ 6,200
Participating VRDN:
Series Merlots 00 A12, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	2,715	2,715
Series PA 643R, 2.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,895	5,895
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X1, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	9,700	9,700
Series Putters 212, 2.14% (Liquidity Facility Morgan Guaranty Trust Co., NY) (c)(d)(f)	5,785	5,785
Series ROC II R70, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(d)(f)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Participating VRDN Series FRRI 00 L28, 2.1% (Liquidity Facility Lehman Brothers, Inc.) (c)(d)(f)	8,300	8,300
Chicago Rev. (HomeStart Prog.) Series 2000 A, 2.05%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (c)	6,100	6,100
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	2,600	2,600
Series Merlots 97 V, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	4,660	4,660
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 2.11%, LOC Bank One NA, Chicago, VRDN (c)(d)	4,500	4,500
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	3,500	3,500
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 2.35%, LOC Fleet Nat'l. Bank, VRDN (c)(d)	5,200	5,200
Fulton Indl. Dev. Rev. (JT Cullen Co., Inc. Proj.) 2.15%, LOC Firstar Bank NA, VRDN (c)(d)	2,400	2,400
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,500	1,500
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(d)	5,025	5,025
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (Citizens Communications Co. Proj.) Series 1997, 4.35% tender 9/7/01, CP mode (d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Belmont Steel Proj.) Series 1991, 2.3%, LOC Lasalle Bank NA, VRDN (c)(d)	$ 2,700	$ 2,700
(Camcraft Proj.) Series 1993, 2.3%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (c)(d)	200	200
(Chicago Fineblanking Corp. Proj.) 2.35%, LOC Bank One NA, Michigan, VRDN (c)(d)	1,500	1,500
(Cloverhill Pastry Vend Proj.) 2.3%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (c)(d)	4,730	4,730
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 2.3%, LOC Lasalle Bank NA, VRDN (c)(d)	1,650	1,650
(Yale-South Haven Proj.) Series 1994, 2.35%, LOC Bank One, Indiana NA, VRDN (c)(d)	1,680	1,680
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Illinois Pwr. Co. Proj.):
Series 1997 B, 2.3% (MBIA Insured), VRDN (c)(d)	3,100	3,100
Series 1997 C, 2.2% (MBIA Insured), VRDN (c)(d)	7,800	7,800
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series A, 2.15% (Bank of America NA Guaranteed), VRDN (c)	6,470	6,470
(Rich Products, Corp. Proj.) Series 1988, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	6,300	6,300
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	4,535	4,535
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	2,600	2,600
Series ROC 00 10, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(f)	6,200	6,200
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.) Series 1998, 2.1% (AMBAC Insured), VRDN (c)	2,000	2,000
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series Merlots 00 W, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	2,315	2,315
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	4,500	4,500
Series Merlots 01 A73, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	5,000	5,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 2.1%, LOC Bank of America NA, VRDN (c)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake, Cook, Kane & McHenry Countries Cmnty. Unit School District #220 TAN 4.72% 12/20/01	$ 3,700	$ 3,701
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 2.12%, LOC Freddie Mac, VRDN (c)(d)	2,200	2,200
		180,691
Indiana - 3.5%
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	2,300	2,300
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,900	1,900
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 2.17%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(d)	2,000	2,000
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 2.17%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(d)	3,175	3,175
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	26,000	26,067
Indiana Hsg. Fin. Auth. Participating VRDN:
Series Merlots 01 A2, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	2,230	2,230
Series Merlots 97 H, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	4,880	4,880
Indiana Port Commission Port Rev. (Kosmos Cement Co. Proj.) Series 2000, 2.2%, LOC Citibank NA, New York, VRDN (c)(d)	5,500	5,500
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 2.33%, LOC Comerica Bank, Detroit, VRDN (c)(d)	940	940
(Morningside of College Park) Series 1993, 2.12%, LOC Bank One, Indiana NA, VRDN (c)	5,665	5,665
(US LLC Proj.) Series 1996, 2.35%, LOC Bank One, Indiana NA, VRDN (c)(d)	530	530
Indianapolis Indl. Dev. Rev. (SOHL Assoc. LLC Proj.) Series 1995, 2.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(d)	2,500	2,500
Indianapolis Local Pub. Impt. Bond Bank 2.9% 11/30/01, CP	7,118	7,118
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 2.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(d)	1,100	1,100
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 2.35%, LOC Bank One NA, VRDN (c)(d)	1,330	1,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Logansport Indl. Dev. Rev. (Nelson Tube Co. Proj.) Series 1996, 2.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(d)	$ 1,005	$ 1,005
Morristown Envir. Impt. Rev. (Eftec, Inc. Proj.) Series 2000, 2.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	2,300	2,300
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 2.25%, LOC Bank of America NA, VRDN (c)(d)	700	700
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series B, 2.05% (AMBAC Insured), VRDN (c)	7,400	7,400
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 2.18%, LOC Key Bank Nat'l. Assoc., VRDN (c)	3,600	3,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.) Series 1985 L3, 2.9% tender 10/10/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
		86,540
Iowa - 0.7%
Clinton Indl. Dev. Rev. (Sethness Prods. Co. Proj.) 2.2%, LOC Northern Trust Co., Chicago, VRDN (c)(d)	2,400	2,400
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 2.25%, LOC Bank of America NA, VRDN (c)(d)	3,500	3,500
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	1,995	1,995
Series ROC II R74, 2.13% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(d)(f)	5,115	5,115
Waterloo Indl. Dev. Rev. (O'Neal Metals, Inc. Proj.) 2.25%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
		18,010
Kansas - 0.6%
Olathe Indl. Rev. (Garmin Int'l., Inc. Proj.) Series 1995, 2.25%, LOC Bank of America NA, VRDN (c)(d)	4,445	4,445
Topeka Gen. Oblig. Bonds Series B, 4% 8/15/02 (MBIA Insured)	4,405	4,456
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 3.9%, VRDN (c)(d)	4,950	4,950
		13,851
Kentucky - 3.1%
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 2.15%, LOC Citibank NA, New York, VRDN (c)(d)	7,890	7,890
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Carroll County Solid Waste Disp. Rev.: - continued
(North American Stainless LP Proj.) Series 2000, 2.2%, LOC Bank One NA, Chicago, VRDN (c)(d)	$ 2,200	$ 2,200
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 2.25% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	3,600	3,600
Franklin County Indl. Dev. Rev. (Certified Tool & Manufacturing Proj.) 2.35%, LOC Bank One, Illinois NA, VRDN (c)(d)	1,850	1,850
Jefferson County Board of Ed. RAN 3.5% 6/28/02	5,100	5,135
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 2.05% (Liquidity Facility Lehman Brothers, Inc.) (c)(f)	2,300	2,300
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 3.15% tender 10/10/01, CP mode	17,865	17,865
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 2.13% (Liquidity Facility Commerzbank AG) (c)(d)(f)	3,120	3,120
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 2.2%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev.:
Series 1996 A, 2.2%, LOC Nat'l. City Bank, Kentucky, VRDN (c)(d)	10,550	10,550
Series AA1, 2.2%, LOC Nat'l. City Bank, Kentucky, VRDN (c)(d)	3,420	3,420
Pulaski County Solid Waste Disp. Rev. Bonds (Natural Rural Util. East Kentucky Pwr. Co. Proj.) Series 1983 B, 2.7%, tender 2/15/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)(d)	10,300	10,300
Scott County Indl. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 2.35%, LOC Bank One NA, VRDN (c)(d)	1,650	1,650
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 2.19%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(d)	1,285	1,285
		76,165
Louisiana - 2.7%
De Quincy Rev. (Recycle, Inc. South. Proj.) Series 1995, 2.25%, LOC Fleet Bank NA, VRDN (c)(d)	2,800	2,800
Jefferson Parish School Board Participating VRDN Series Merlots 00 A38, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,770	3,770
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series LB 99 A52, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	3,345	3,345
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 2.15% (MBIA Insured), VRDN (c)	$ 3,900	$ 3,900
New Orleans Aviation Board Rev. Series 1997 A, 2.25% (MBIA Insured), VRDN (c)(d)	6,600	6,600
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 2.07%, LOC Wachovia Bank NA, VRDN (c)(d)	2,600	2,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 2.65%, VRDN (c)(d)	18,400	18,400
Series 1994 A, 2.65%, VRDN (c)(d)	13,400	13,400
Series 1995, 2.65%, VRDN (c)(d)	10,700	10,700
		65,515
Maine - 0.8%
Fort Fairfield Rev. (Atlantic Custom Processors Proj.) Series 1998, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	2,000	2,000
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series 2001 D2, 2.75%, tender 7/31/02 (c)(d)	8,500	8,500
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 2.15%, LOC Bank of New York NA, VRDN (c)(d)	2,000	2,000
Maine Tpk. Auth. Participating VRDN Series EGL 00 1901, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	5,975	5,975
		18,475
Maryland - 1.1%
Baltimore County Metro. District 3.15% 9/7/01, CP	2,000	2,000
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	3,600	3,600
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. Participating VRDN:
Series FRRI A66, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	6,800	6,800
Series Merlots 00 lll, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	3,790	3,790
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 2.2%, LOC Bank of America NA, VRDN (c)(d)	1,600	1,600
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 2.2%, LOC Suntrust Bank, VRDN (c)(d)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Montgomery County Gen. Oblig. Series 1995, 2.8% 10/9/01, CP	$ 3,900	$ 3,900
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,665	1,665
		26,855
Michigan - 1.5%
Detroit Swr. Disp. Rev. Participating VRDN Series BS 99 81, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	3,400	3,400
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	3,900	3,900
Michigan Gen. Oblig. Bonds 3.2% tender 10/3/01, CP mode	4,800	4,800
Michigan Gen. Oblig. Ctfs. of Prtn. Bonds 4% 10/1/01, LOC Bank of New York NA	6,300	6,304
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series 1997 X, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	4,100	4,100
Michigan Muni. Bond Auth. Rev. Participating VRDN Series EGL 00 2201, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	2,900	2,900
Michigan Strategic Fund Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1988, 3.2% tender 9/21/01, CP mode (d)	6,450	6,450
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 2.2%, LOC Bank One NA, Michigan, VRDN (c)(d)	700	700
Walled Lake Consolidated School District Participating VRDN Series MSDW 00 486, 2.09% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	2,620	2,620
		37,274
Minnesota - 1.7%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1993 B:
2.8% tender 10/10/01, CP mode	1,500	1,500
2.8% tender 10/10/01, CP mode	2,200	2,200
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series Merlots 00 ZZ, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.: - continued
Participating VRDN:
Series Putters 203, 2.14% (Liquidity Facility Morgan Guaranty Trust Co., NY) (c)(d)(f)	$ 3,665	$ 3,665
BAN 3.75% 8/1/02 (d)	8,300	8,379
2.75% 9/6/01, LOC Westdeutsche Landesbank Girozentrale, CP	4,400	4,400
Minnesota Gen. Oblig. Participating VRDN Series ROC II R96, 2.11% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(f)	6,085	6,085
Minnesota Hsg. Fin. Agcy. Bonds Series 2001 D, 3.25% 5/1/02 (d)	4,515	4,515
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co. Proj.) 2.25%, VRDN (c)	4,600	4,600
Saint Paul Port Auth. Indl. Dev. Rev. (Weyerhaeuser Co. Proj.) Series 1993, 3.9%, VRDN (c)	2,200	2,200
		41,344
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Pillowtex Corp. Proj.) Series 1992, 2.2%, LOC Bank of America NA, VRDN (c)(d)	1,380	1,380
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,000	1,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds Series 1998, 2.5% tender 9/11/01, LOC Chase Manhattan Bank, CP mode (d)	3,000	3,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN Series EGL 99 2401, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	3,600	3,600
Mississippi Home Corp. Multi-family Hsg. Rev. (Colony Park Apts. Proj.) Series 1998 I, 2.25%, LOC Amsouth Bank NA, Birmingham, VRDN (c)(d)	2,600	2,600
		14,975
Missouri - 1.1%
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 2.2%, LOC Bank of America NA, VRDN (c)(d)	2,100	2,100
Missouri Dev. Fin. Board Indl. Dev. Rev. ( Grange Foundry Proj.) Series 1996, 2.35%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(d)	2,550	2,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. Rev. Bonds 5.5% 6/15/02	$ 5,200	$ 5,310
Missouri Gen. Oblig. Participating VRDN Series MSDW 00 238, 2.09% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	4,313	4,313
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series Putters 224, 2.14% (Liquidity Facility Morgan Guaranty Trust Co., NY) (c)(d)(f)	6,665	6,665
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 2.21% (Liquidity Facility Bank of New York NA) (c)(d)(f)	1,775	1,775
St Louis Arpt. Rev. Participating VRDN Series ROC II R57, 2.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (c)(f)	5,385	5,385
		28,098
Montana - 0.3%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 3.25%, tender 3/1/02, LOC Dexia Cr. Local de France (c)(d)	5,100	5,100
Montana Board of Hsg. Participating VRDN Series BA 00 I, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	2,350	2,350
		7,450
Nebraska - 1.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 98 J, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	4,995	4,995
Series Merlots 00 UU, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	4,300	4,300
Series 2000 F, 2.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(d)	6,400	6,400
Series 2000 G, 2.05% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)(d)	10,375	10,375
		26,070
Nevada - 1.4%
Clark County Spl. Facilities Arpt. Rev. Bonds (Signature Flight Support Corp. Proj.) Series 1997 A, 2.95%, tender 12/1/01, LOC Bayerische Landesbank Girozentrale (c)(d)	7,140	7,140
Las Vegas Valley Wtr. District Series 1998 A, 2.7% 2/12/02, LOC UBS AG, LOC Westdeutsche Landesbank Girozentrale, CP	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 2.35%, LOC Bank One NA, Chicago, VRDN (c)(d)	$ 1,565	$ 1,565
Nevada Gen. Oblig. Participating VRDN:
Series EGL 96 2801 Class A, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	3,200	3,200
Series SGB 31, 2.11% (Liquidity Facility Societe Generale) (c)(f)	7,600	7,600
Nevada Hsg. Division:
(Horizon Apt. Hsg. Proj.) Series 2000 A, 2.15%, LOC Fannie Mae, VRDN (c)(d)	5,075	5,075
(Oakmont Apt. Fort Apache Road Proj.) Series 1996 A, 2.15%, LOC UBS AG, VRDN (c)(d)	2,520	2,520
		33,800
New Hampshire - 1.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A:
2.9% tender 10/11/01, CP mode (d)	4,300	4,300
2.9% tender 10/11/01, CP mode (d)	4,800	4,800
2.95% tender 10/10/01, CP mode (d)	4,000	4,000
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 2.135%, LOC Deutsche Bank AG, VRDN (c)(d)	6,800	6,800
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	7,900	7,900
Series Merlots 97 F, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	3,120	3,120
		30,920
New Jersey - 2.1%
New Jersey Lease Rev. Series 2002 A, 2.2% 10/2/01, CP	51,900	51,900
New Mexico - 0.3%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 2.15%, LOC Firstar Bank NA, VRDN (c)(d)	1,500	1,500
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 2.3%, LOC Nat'l. City Bank, Indiana, VRDN (c)(d)	2,600	2,600
New Mexico Mtg. Fin. Auth. Bonds Issue 1, 3.25% 11/1/01 (d)	4,000	4,000
		8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 0.3%
New York State Mtg. Agcy. Rev. Participating VRDN Series Merlots 97 J, 2.19% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	$ 6,255	$ 6,255
Non State Specific - 0.2%
Stephens Equity Trust III Participating VRDN Series 1996, 2.31%, LOC Bayerische Hypo-und Vereinsbank AG (c)(d)(f)	5,299	5,299
North Carolina - 1.9%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 2.2%, LOC Comerica Bank, Detroit, VRDN (c)(d)	1,600	1,600
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 2.3%, LOC Nat'l. City Bank, VRDN (c)(d)	1,900	1,900
Columbus County Indl. Facilities & Poll. Cont. Rev. (Conflandey Proj.) 2.25%, LOC BNP Paribas SA, VRDN (c)(d)	4,700	4,700
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	1,600	1,600
Mecklenburg County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Stefano Foods, Inc. Proj.) Series 1996, 2.2%, LOC Bank of America NA, VRDN (c)(d)	2,300	2,300
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 2.3%, LOC Citibank NA, New York, VRDN (c)(d)	8,800	8,800
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 2.1%, LOC Wachovia Bank NA, VRDN (c)(d)	8,500	8,500
(Philip Morris Cos. Proj.) 2.15%, VRDN (c)	7,200	7,200
Sampson County Indl. Facilities (Sampson County Disp., Inc. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	6,400	6,400
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	600	600
Union County Indl. Facilities & Poll Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 2.1%, LOC Wachovia Bank NA, VRDN (c)(d)	3,200	3,200
		46,800
North Dakota - 0.5%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 2.3%, LOC Mellon Bank NA, Pittsburgh, VRDN (c)(d)	700	700
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 2.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - continued
North Dakota Hsg. Fin. Agcy. Rev.:
Bonds Series 2001 B, 3.35% 3/1/02 (d)	$ 3,300	$ 3,300
Participating VRDN Series 2000, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	6,050	6,050
		11,450
Ohio - 3.3%
Clark County Multi-family Rev. (Masonic Home Proj.) Series 1999, 2.16% (AMBAC Insured), VRDN (c)	2,500	2,500
Cleveland Wtrwks. Rev. Bonds Series F, 6.5% 1/1/21 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (e)	4,000	4,122
Dublin City School District BAN 3.215% 12/12/01	4,600	4,604
Franklin County Multi-family Rev. (Golf Pointe Apts. Proj.) Series 2000 A, 2.13%, LOC Lasalle Bank NA, VRDN (c)(d)	2,200	2,200
Franklin Multi-family Rev. Bonds (260 East Naghten Street Proj.) 3.05%, tender 8/1/02, LOC Fifth Third Bank, Cincinnati (c)(d)	1,650	1,650
Granville Exempted Village School District BAN 3.59% 12/6/01	4,610	4,615
Lebanon City School District BAN 3.03% 3/5/02	1,600	1,602
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series B, 3.4% 3/1/02 (d)	4,100	4,100
Series E, 2.75% 8/15/02 (d)	9,300	9,300
Participating VRDN:
Series BA 00 F, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	3,475	3,475
Series BA 98 Q, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	4,495	4,495
Series BA 99 Q, 2.16% (Liquidity Facility Bank of America NA) (c)(d)(f)	6,965	6,965
Series PT 241, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	6,800	6,800
Series PT 567, 2.13% (Liquidity Facility Banco Santander Central Hispano SA) (c)(d)(f)	5,400	5,400
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pedcor Invt. Willowlake Apts. Proj.) Series A, 2.17%, LOC Bank One NA, VRDN (c)(d)	1,000	1,000
Ohio Wtr. Dev. Auth. (Waste Mgmt. Proj.) Series B, 2.25%, LOC Fleet Bank NA, VRDN (c)(d)	2,200	2,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilites Rev. (Philip Morris Co., Inc. Proj.) 2.15%, VRDN (c)	6,000	6,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 2.35%, LOC Bank One NA, VRDN (c)(d)	865	865
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Univ. of Cincinnati BAN:
Series AW, 3.75% 2/28/02	$ 3,640	$ 3,648
Series BB, 4.45% 12/20/01	1,650	1,651
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.21%, LOC Bank One NA, VRDN (c)(d)	3,300	3,300
		80,492
Oklahoma - 1.5%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	2,500	2,500
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 2.1% (Liquidity Facility Caisse des Depots et Consignations) (c)(f)	3,000	3,000
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 2.15% (CDC Fdg. Corp. Guaranteed), VRDN (c)	10,500	10,500
(Shawnee Fdg. LP Proj.) Series 1996, 2.2%, LOC Bank of Nova Scotia, VRDN (c)(d)	4,000	4,000
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 2.26% (Liquidity Facility Bank of New York NA) (c)(d)(f)	1,900	1,900
Oklahoma Hsg. Fin. Agcy. Single Family Rev.:
Bonds (Homeownership Ln. Prog.) Series 2001 A4, 3.25%, tender 11/1/01 (c)(d)	4,040	4,040
Participating VRDN:
Series CDC 96 G, 2.15% (Liquidity Facility Caisse des Depots et Consignations) (c)(d)(f)	920	920
Series PT 104, 2.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	1,185	1,185
Series PT 167, 2.13% (Liquidity Facility BNP Paribas SA) (c)(d)(f)	2,220	2,220
Tulsa Ind. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 2.25%, LOC Bank of America NA, VRDN (c)(d)	4,400	4,400
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B1, 2.21% (Liquidity Facility Bank of America NA) (c)(d)(f)	2,750	2,750
		37,415
Oregon - 1.3%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 3.9%, VRDN (c)(d)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series CL, 3.9%, VRDN (c)(d)	$ 3,000	$ 3,000
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 2.2%, LOC Nat'l. Bank of Canada, VRDN (c)(d)	1,900	1,900
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 2.16%, LOC Bank One, Arizona NA, VRDN (c)	3,800	3,800
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds:
Series 2001 H, 2.75% 2/12/02	9,780	9,780
Series N, 2.6% 9/12/02 (d)	4,435	4,435
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	2,400	2,400
		32,415
Pennsylvania - 1.7%
Berks County Indl. Dev. Auth. Rev.:
(Giorgi Mushroom Co. Proj.) Series C, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	5,720	5,720
(KTB Real Estate Partnership Proj.) 2.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	1,700	1,700
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	2,430	2,430
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1988 A, 3.2% tender 9/10/01 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	2,600	2,600
Erie County Indl. Dev. Auth. Rev. (Carlisle Corp. Proj.) Series 1993, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	1,500	1,500
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 2.2% (AMBAC Insured), VRDN (c)	4,000	4,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(BPS Dev. Proj.) Series 1989 D3, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	125	125
(Giffen, Schlaegle & Pirillia Proj.) Series 1992 A3, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	350	350
Series 1994 B3, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,200	1,200
Series 1995 D10, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	800	800
Series 1995 D4, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	800	800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1997 B4, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	$ 1,400	$ 1,400
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 B, 2.15% (AMBAC Insured), VRDN (c)(d)	5,000	5,000
Series 2000 A, 2.15% (AMBAC Insured), VRDN (c)(d)	5,700	5,700
Series A, 2.15% (AMBAC Insured), VRDN (c)(d)	5,000	5,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (Waynesburg College Proj.) Series 1998 C2, 4.4%, tender 11/1/01, LOC PNC Bank NA, Pittsburgh (c)	2,900	2,900
		41,225
Rhode Island - 0.4%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series Merlots 01 A31, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,000	3,000
Series Merlots 01 A80, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	5,080	5,080
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (Calise & Sons Bakery Proj.) Series 1999, 2.15%, LOC Fleet Nat'l. Bank, VRDN (c)(d)	2,200	2,200
		10,280
South Carolina - 3.3%
Abbeville City Indl. Dev. Rev. (Springs Ind., Inc. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	4,000	4,000
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	6,650	6,650
Marion County Indl. Dev. Rev. (New South, Inc. Proj.) Series 1994, 2.25%, LOC Bank of America NA, VRDN (c)(d)	2,260	2,260
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	3,175	3,175
South Carolina Gen. Oblig. Bonds Series 2001 B, 4% 4/1/02	5,050	5,077
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series PT 270, 2.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	4,840	4,840
Series PT 326, 2.13% (Liquidity Facility Commerzbank AG) (c)(d)(f)	11,000	11,000
South Carolina Hsg. Fin. Dev. Multi-family Hsg. Rev. (Spartanburg Terrace Apt. Proj.) Series 2000 C1, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	1,960	1,960
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 2.15%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(d)	$ 3,100	$ 3,100
(Chambers Richland Co. Landfill Proj.) Series 1997, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	2,000	2,000
(Keys Printing Co. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	2,900	2,900
(Mohawk Ind., Inc. Proj.):
Series 1997 B, 2.225%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	1,200	1,200
Series A, 2.225%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	1,000	1,000
Series C, 2.225%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	2,325	2,325
(Paxar Corp. Proj.) Series 1996, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	3,800	3,800
(Ring Missouri LP Proj.) Series 1999, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	1,810	1,810
(Turnils North America Proj.) Series 1999, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	2,100	2,100
South Carolina Jobs Econ. Dev. Auth. Rev.:
(Titan Wheel Int'l. Proj.) Series 1995, 2.25%, LOC Bank of America NA, VRDN (c)(d)	9,500	9,500
(Wellman, Inc. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	7,500	7,500
South Carolina Ports Auth. Ports Rev. Participating VRDN Series FRRI A22, 2.1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	1,010	1,010
Union County Indl. Dev. Auth. Rev. (Fed. Paper Board Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	4,000	4,000
		81,207
South Dakota - 0.9%
South Dakota Hsg. Dev. Auth.:
Bonds Series 2001 D, 3.25% 4/3/02 (d)	8,200	8,200
Participating VRDN Series Merlots 00 GGG, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	13,290	13,290
		21,490
Tennessee - 3.9%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Claiborne County Indl. Dev. Board Indl. Dev. Rev. (Royal Sterilization Sys. Proj.) 2.4%, LOC First Tennessee Bank NA, Memphis, VRDN (c)(d)	$ 1,000	$ 1,000
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,000	1,000
Huntingdon Indl. Dev. Board Rev. (Behlen Manufacturing Co. Proj.) Series 2000, 2.16%, LOC Bank of America NA, VRDN (c)(d)	8,000	8,000
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 2.2%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
Loudon County Indl. Exempt Facilites Rev. (Kimberly Clark Corp. Proj.) 2.25%, VRDN (c)(d)	2,900	2,900
McMinn County Indl. Dev. Board Indl. Rev. (Southern Ionics, Inc. Proj.) 2.25%, LOC Southtrust Bank NA, VRDN (c)(d)	1,440	1,440
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	7,200	7,200
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	5,200	5,200
Memphis-Shelby County Indl. Poll. Cont. Rev. (Birmingham Steel Co. Proj.) Series 1996, 2.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	3,200	3,200
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/22 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (e)	3,500	3,601
Morristown Indl. Dev. Board Indl. Dev. Rev.:
(BOS Automotive Prod. Proj.) 2.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	3,000	3,000
(Lakeway Container, Inc. Proj.) Series 1993, 2.4%, LOC First Tennessee Bank NA, Memphis, VRDN (c)(d)	1,500	1,500
Savannah Indl. Dev. Corp. Indl. Dev. Rev. (Shiloh Foods Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	2,600	2,600
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 2.15% (AMBAC Insured), VRDN (c)(d)	18,350	18,350
Shelby County Gen. Oblig. Series 2000 A, 2.65% 10/10/01, CP	3,000	3,000
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 2.2%, LOC Suntrust Bank, VRDN (c)(d)	1,200	1,200
Tennessee Gen. Oblig. Bonds Series 1996 A, 5% 5/1/02	5,660	5,732
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series PA 660, 2.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy. Participating VRDN: - continued
Series PT 25, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	$ 3,230	$ 3,230
Trenton Indl. Dev. Rev. (Dyersburg Fabrics, Inc. Proj.) Series 1990, 2.2%, LOC First Union Nat'l. Bank, North Carolina, VRDN (c)(d)	5,145	5,145
Volunteer Student Fund Corp. Student Ln. Rev. Series 1988 A2, 2.15%, LOC State Street Bank & Trust Co., VRDN (c)(d)	7,400	7,400
Williamson County Indl. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 2.25%, LOC Bank of America NA, VRDN (c)(d)	1,400	1,400
		95,598
Texas - 12.2%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	4,305	4,305
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 2.33%, LOC Firstar Bank NA, VRDN (c)(d)	1,120	1,120
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 3.2% tender 9/13/01, CP mode	2,300	2,300
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1988, 2.5% tender 10/5/01, CP mode (d)	2,380	2,380
Series 1991:
2.5% tender 10/10/01, CP mode	7,800	7,800
2.8% tender 9/10/01, CP mode	2,400	2,400
Series 1992, 2.8% tender 9/10/01, CP mode (d)	8,590	8,590
(Dow Chemical Co. Proj.) Series 1997, 2.65%, VRDN (c)(d)	10,300	10,300
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.):
Series 1999, 2.65%, VRDN (c)(d)	4,500	4,500
Series 2001 A, 2.65%, VRDN (c)(d)	5,000	5,000
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 2.2%, LOC Suntrust Bank, VRDN (c)(d)	1,000	1,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 2.2%, LOC Bank of America NA, VRDN (c)(d)	3,100	3,100
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 2.2%, LOC Bank of America NA, VRDN (c)(d)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cleburne Indl. Dev. Corp. Indl. Dev. Rev. (Southwestern Analytical Chemical Proj.) 2.3%, LOC Nat'l. City Bank, VRDN (c)(d)	$ 925	$ 925
Dallas Fort Worth Int'l. Arpt. Participating VRDN Series Merlots 00 II, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	3,200	3,200
Dallas Gen. Oblig. Participating VRDN Series MSDW 98 93, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	6,310	6,310
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 2.1% (Liquidity Facility Societe Generale) (c)(f)	2,485	2,485
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 2.3%, LOC Chase Manhattan Bank of Delaware, VRDN (c)(d)	1,200	1,200
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 2.35%, LOC Bank One, Texas NA, VRDN (c)(d)	2,480	2,480
Grand Prairie Indl. Dev. Auth. Indl. Dev. Rev. (Precision/API Ketema Proj.) Series 1996, 2.35%, LOC HSBC Bank USA, VRDN (c)(d)	630	630
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds:
Series 1993 B, 2.92%, tender 6/1/02, LOC Student Ln. Marketing Assoc. (a)(c)(d)	15,000	15,000
Series 1995 A, 3.25%, tender 5/1/02, LOC Student Ln. Marketing Assoc. (a)(c)(d)	3,800	3,800
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 1996 A, 3.43%, tender 3/1/02, LOC Student Ln. Marketing Assoc. (c)(d)	9,000	9,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Amoco Oil Co. Proj.) Series 1998, 2.6%, VRDN (c)(d)	2,200	2,200
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Air Products Proj.) Series 1999, 2.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	8,500	8,500
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 2.35%, LOC Bank of America NA, VRDN (c)(d)	2,900	2,900
Harris County Gen. Oblig.:
Participating VRDN Series EGL 01 4305, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	5,200	5,200
Series C, 3.2% 9/13/01, CP	4,000	4,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 2.05% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Hosp. District Mtg. Rev. Series 2000 A, 2.65% 11/13/01, LOC Landesbank Hessen-Thuringen, CP	$ 4,388	$ 4,388
Houston Arpt. Sys. Rev. Participating VRDN Series Merlots 00 A25, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	12,475	12,475
Houston Gen. Oblig. 2.5% 12/6/01, CP	5,300	5,300
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series MSDW 00 427, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	5,495	5,495
Series MSDW 00 495, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	7,670	7,670
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 2.1% (Liquidity Facility Societe Generale) (c)(f)	6,000	6,000
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.6% tender 10/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,300	6,300
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	11,585	11,585
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 2.3%, VRDN (c)(d)	7,535	7,535
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)(g)	3,900	3,900
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 2.25%, LOC Bank of America NA, VRDN (c)(d)	1,000	1,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	4,000	4,000
Series 1995, 3.05% 9/11/01, CP	6,200	6,200
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 2.3%, LOC Bank of America NA, VRDN (c)(d)	3,250	3,250
Sunbelt Indl. Dev. Corp. Rev. (Fort Dearborn Lithograph Proj.) Series 1995, 2.35%, LOC Bank One NA, Michigan, VRDN (c)(d)	800	800
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	1,400	1,400
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	3,990	3,990
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Dept. Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BA 01 A, 2.16% (Liquidity Facility Bank of America NA) (c)(f)	$ 3,935	$ 3,935
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (e)	8,070	8,336
Participating VRDN:
Series Merlots 00 QQ, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	4,985	4,985
Series PT 453, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)(g)	3,860	3,860
TRAN 3.75% 8/29/02 (b)	32,200	32,596
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 2.1% (Liquidity Facility Societe Generale) (c)(f)	10,470	10,470
Univ. of Texas Univ. Revs. Participating VRDN:
Series MSDW 98 97, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	7,500	7,500
Series SGA 78, 2.1% (Liquidity Facility Societe Generale) (c)(f)	4,500	4,500
		299,395
Utah - 1.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B3:
2.65% 2/12/02, CP	11,300	11,300
3.2% 9/12/01, CP	9,000	9,000
Series 1998 B4:
3.2% 9/11/01, CP	3,900	3,900
3.2% 9/11/01, CP	4,000	4,000
Series 1998 B5, 3.2% 10/12/01, CP	10,000	10,000
Utah Hsg. Fin. Agcy. Participating VRDN:
Series PT 209, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	2,280	2,280
Series PT 84A, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	390	390
Series PT 84B, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	380	380
		41,250
Virginia - 3.2%
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 3.2% tender 10/12/01, CP mode	5,400	5,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 1987 A, 3.2% tender 10/12/01, CP mode	$ 10,500	$ 10,500
Fairfax County Econ. Dev. Auth. Resource Recovery Rev. Participating VRDN Series Merlots 00 A35, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	4,975	4,975
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	7,500	7,500
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 2.2%, LOC Bank of America NA, VRDN (c)(d)	5,000	5,000
Greensville County Ind. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 2.3%, LOC Bank One, Kentucky NA, VRDN (c)(d)	600	600
Greensville County Indl. Dev. Auth. Dev. Rev. (Beach Mold & Tool Virginia, Inc. Proj.):
Series 1996 A, 2.3%, LOC Bank One, Kentucky NA, VRDN (c)(d)	890	890
Series 1996 B, 2.3%, LOC Bank One, Kentucky NA, VRDN (c)(d)	1,950	1,950
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.25% tender 10/12/01, CP mode (d)	13,100	13,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 2.55% tender 10/22/01, CP mode	4,000	4,000
Series 1985, 3.2% tender 9/14/01, CP mode	5,700	5,700
Mecklenburg County Indl. Dev. Auth. Rev. (American Bldg. Co. Proj.) 2.25%, LOC Canadian Imperial Bank of Commerce, VRDN (c)(d)	3,440	3,440
Newport News Gen. Oblig. BAN 3.75% 10/1/01	3,100	3,101
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 2.15%, LOC Wachovia Bank NA, VRDN (c)(d)	3,000	3,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.2% tender 10/12/01, CP mode	5,400	5,400
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 2.75% tender 9/6/01, CP mode	4,000	4,000
		78,556
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - 6.0%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	$ 3,400	$ 3,400
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	3,900	3,916
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	1,900	1,900
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 3.8%, LOC ABN-AMRO Bank NV, VRDN (c)	2,200	2,200
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 2.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(d)	2,800	2,800
Port Grays Hbr. Indl. Dev. Corp. Solid Waste Disp. Rev. (Pacific Veneer, Weyerhaeuser Co. Proj.):
Series 1993, 3.9%, VRDN (c)(d)	2,365	2,365
3.9%, VRDN (c)(d)	9,650	9,650
Port of Seattle Rev.:
Series 1997, 2.1%, LOC Canadian Imperial Bank of Commerce, VRDN (c)(d)	10,500	10,500
Series 1999 B, 2.1%, LOC Commerzbank AG, VRDN (c)(d)	3,000	3,000
Series A, 3.2% 10/12/01, LOC Bank of America NA, CP	1,465	1,465
Series B:
3.25% 9/12/01, LOC Bank of America NA, CP (d)	3,570	3,570
3.25% 10/11/01, LOC Bank of America NA, CP (d)	1,600	1,600
3.3% 9/12/01, LOC Bank of America NA, CP (d)	1,070	1,070
3.3% 9/12/01, LOC Bank of America NA, CP (d)	1,640	1,640
Series B1, 2.65% 2/8/02, LOC Bank of America NA, CP	2,035	2,035
Seattle Gen. Oblig. Participating VRDN Series SGB 12, 2.11% (Liquidity Facility Societe Generale) (c)(f)	2,600	2,600
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 2.33%, LOC Key Bank Nat'l. Assoc., VRDN (c)(d)	3,700	3,700
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Merlots 01 A56, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	10,000	10,000
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 2.2%, LOC ABN-AMRO Bank NV, VRDN (c)(d)	1,300	1,300
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4705, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	4,635	4,635
Series FRRI 01 L15, 2.1% (Liquidity Facility Lehman Brothers, Inc.) (c)(f)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series MSDW 00 388, 2.11% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (c)(f)	$ 12,145	$ 12,145
Series SGA 34, 2.1% (Liquidity Facility Societe Generale) (c)(f)	3,255	3,255
Series SGA 35, 2.1% (Liquidity Facility Societe Generale) (c)(f)	8,990	8,990
Series SGB 09, 2.11% (Liquidity Facility Societe Generale) (c)(f)	5,000	5,000
Washington Hsg. Fin. Commission:
Bonds Series 2001 1AS, 3.375% 2/1/02 (d)	6,250	6,250
Participating VRDN Series Merlots 97 D, 2.26% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(d)(f)	3,525	3,525
Washington Hsg. Fin. Commission Single Family Mtg. Rev.:
Bonds Series 2000 4AS, 4.4% 10/15/01 (d)	9,000	9,000
Participating VRDN Series PT 86, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(f)	1,570	1,570
Washington Motor Vehicle Fuel Tax Rev. Participating VRDN Series EGL 96 4701, 2.11% (Liquidity Facility Citibank NA, New York) (c)(f)	4,000	4,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series 1992 A, 6.5% 7/1/15 (Bonneville Pwr. Admin Guaranteed) (Pre-Refunded to 7/1/02 @ 102) (e)	5,995	6,298
		148,379
West Virginia - 0.8%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 2.75% tender 2/12/02, CP mode (d)	1,300	1,300
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 2.55% tender 10/10/01, CP mode (d)	6,500	6,500
Putnam County Envir. Facilities Rev. (Flexsys America Proj.) Series 2000 A, 2.13%, LOC Lasalle Bank NA, VRDN (c)(d)	2,700	2,700
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 2.21%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(d)	5,500	5,500
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.):
2.7% tender 2/12/02, LOC Dexia Cr. Local de France, CP mode (d)	1,150	1,150
3.3% tender 9/12/01, LOC Dexia Cr. Local de France, CP mode (d)	1,750	1,750
		18,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 2.3%
Ashwaubenon Indl. Dev. Rev. (Tufco Proj.) Series 1992, 2.35%, LOC Bank One, Wisconsin, VRDN (c)(d)	$ 1,250	$ 1,250
Butler Indl. Dev. Rev. (Western States Envelope Co. Proj.) Series 1996, 2.15%, LOC Firstar Bank NA, VRDN (c)(d)	2,160	2,160
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 2.35%, LOC Bank One, Wisconsin, VRDN (c)(d)	1,890	1,890
Hartland Lakeside Joint School District #3 BAN 3.35% 12/13/01	3,085	3,085
Oak Creek Indl. Dev. Rev. (Outlook Packaging, Inc. Proj.) 2.1%, LOC Bank of America NA, VRDN (c)(d)	1,200	1,200
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 2.2%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)(d)	4,200	4,200
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 2.35%, LOC Bank One, Wisconsin, VRDN (c)(d)	2,045	2,045
Rhinelander Indl. Rev. (Red Arrow Prod. Co., Inc. Proj.) Series 1994, 2.35%, LOC Bank One, Wisconsin, VRDN (c)(d)	5,600	5,600
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 2.15%, LOC Firstar Bank NA, VRDN (c)(d)	1,100	1,100
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 2.35%, LOC Bank One, Wisconsin, VRDN (c)(d)	1,300	1,300
Wisconsin Gen. Oblig.:
Participating VRDN Series EGL 94 4904 Class A, 2.13% (Liquidity Facility Citibank NA, New York) (c)(d)(f)	3,480	3,480
Series 2000 B, 2.65% 10/16/01, CP	4,200	4,200
2.45% 9/4/01, CP	4,600	4,600
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Participating VRDN:
Series PT 445, 2.13% (Liquidity Facility Banco Santander Central Hispano SA) (c)(d)(f)	7,970	7,970
Series PT 455, 2.18% (Liquidity Facility Commerzbank AG) (c)(d)(f)	4,995	4,995
Wisconsin Petroleum Inspection Fee Rev.:
Bonds Series A, 5.5% 7/1/02	4,000	4,089
2.7% 11/7/01, CP	3,700	3,700
		56,864
Wyoming - 0.6%
Campbell County Indl. Dev. Rev. Bonds (Two Elk Pwr. Generator Station Proj.) 4.6%, tender 12/3/01 (c)(d)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 2.21% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (c)(f)	$ 5,045	$ 5,045
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 01 554, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(f)	4,995	4,995
		14,440
TOTAL INVESTMENT PORTFOLIO - 97.2%		2,385,302
NET OTHER ASSETS - 2.8%		67,565
NET ASSETS - 100%		$ 2,452,867
Total Cost for Income Tax Purposes $ 2,385,302
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,800,000 or 0.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series PA 535, 2.8%, tender 1/24/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/11/01	$ 4,795
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,900
Texas Gen. Oblig. Participating VRDN Series PT 453, 2.13% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/17/00 - 2/23/01	$ 3,860
Income Tax Information

At August 31, 2001, the fund had a capital loss carryforward of approximately $212,000 of which $90,000, $14,000, $95,000, $9,000 and $4,000 will expire on August 31, 2004, 2005, 2006, 2007 and 2008, respectively.

Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,555,000 or 0.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 2,385,302
Cash		38,271
Receivable for securities sold Regular delivery		23,710
Delayed delivery		25,000
Receivable for fund shares sold		3,886
Interest receivable		14,234
Other receivables		184
Total assets		2,490,587
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 33,758
Payable for fund shares redeemed	2,646
Distributions payable	466
Accrued management fee	841
Other payables and accrued expenses	9
Total liabilities		37,720
Net Assets		$ 2,452,867
Net Assets consist of:
Paid in capital		$ 2,453,079
Accumulated net realized gain (loss) on investments		(212)
Net Assets, for 2,453,078 shares outstanding		$ 2,452,867
Net Asset Value, offering price and redemption price per share ($2,452,867 ÷ 2,453,078 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2001
Investment Income Interest		$ 85,180
Expenses
Management fee	$ 11,558
Non-interested trustees' compensation	9
Total expenses before reductions	11,567
Expense reductions	(2,915)	8,652
Net investment income		76,528
Net Realized Gain (Loss) on Investments		111
Net increase in net assets resulting from operations		$ 76,639

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2001	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 76,528	$ 78,019
Net realized gain (loss)	111	20
Net increase (decrease) in net assets resulting from operations	76,639	78,039
Distributions to shareholders from net investment income	(76,528)	(78,019)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,978,784	2,564,755
Reinvestment of distributions from net investment income	70,613	71,578
Cost of shares redeemed	(2,810,331)	(2,638,997)
Net increase (decrease) in net assets and shares resulting from share transactions	239,066	(2,664)
Total increase (decrease) in net assets	239,177	(2,644)
Net Assets
Beginning of period	2,213,690	2,216,334
End of period	$ 2,452,867	$ 2,213,690

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.033	.036	.029	.033	.033
Less Distributions
From net investment income	(.033)	(.036)	(.029)	(.033)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	3.38%	3.63%	2.95%	3.40%	3.38%
Ratios to Average Net Assets
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.37% C	.40%	.39% C	.39% C	.40%
Net investment income	3.31%	3.56%	2.91%	3.35%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 2,453	$ 2,214	$ 2,216	$ 2,277	$ 2,329

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2001

1. Significant Accounting Policies.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective October 31, 2001, FMR agreed to reduce the fund's annual management fee rate from .50% to .43% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $10,000 for the period.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund - continued

not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .40% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the fund's expenses by $2,313,000. Effective October 25, 2001, the reimbursement will be changed to .33%.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $602,000.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Municipal Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2001, and the results of its operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 5, 2001

Annual Report

Distributions

During fiscal year ended 2001, 100% of the fund's income dividends was free from federal income tax, and 59.69% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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California

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Maine

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Maryland

7401 Wisconsin Avenue
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One W. Pennsylvania Ave.
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801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
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44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
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New York

1055 Franklin Avenue
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999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

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North Carolina

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Ohio

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Rhode Island

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Dallas, TX

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Houston, TX

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14100 San Pedro
San Antonio, TX

19740 IH 45 North
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Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
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Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Boyce I. Greer, Vice President

Dwight D. Churchill, Vice President

Norman U. Lind, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Service Company, Inc.

Boston, MA
and
Citibank, N.A.
New York, NY

* Independent trustees

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
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Spartan(automated graphic)    Arizona Municipal
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The Fidelity Telephone Connection

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(automated graphic)    Automated line for quickest service

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